PAGE 1
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
                                       --

                               (File No. 33-57731)

                         Post-Effective Amendment No. 3

                                     and/or

            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                                   OF 1940 X

                       Amendment No. 4 (File No. 812-9484)

                         APL VARIABLE ANNUITY ACCOUNT 1
      -------------------------------------------------------------------
                           (Exact Name of Registrant)

                    American Partners Life Insurance Company
      -------------------------------------------------------------------
                               (Name of Depositor)

          80 South 8th Street, P.O. Box 534, Minneapolis, MN 55440-0534 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-3678

          Mary Ellyn Minenko, IDS Tower 10, Minneapolis, MN 55440-0010
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)
    immediately  upon filing  pursuant to paragraph  (b) of Rule 485
X   on May 1, 1997 pursuant to paragraph (b) of Rule 485
    60 days after filing pursuant to paragraph (a)(i) of Rule 485 on (date) pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Calculation of Registration Fee Under the Securities Act of 1933

DECLARATION REQUIRED BY RULE 24f-2(a)(1)

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Section 24-f of the Investment Company Act of 1940. Registrant's Rule 24f- 2 Notice for its most recent fiscal year was filed on or about February 19, 1997.

                                                         CROSS REFERENCE SHEET

Cross reference sheet showing location in the prospectus and Statement of Additional Information of the information called for by the items enumerated in Part A and B of Form N-4.

Negative answers omitted from prospectus and Statement of Additional Information are so indicated.

          PART A                                 PART B

                                                        Section in
                  Section                               Statement of
  Item No.        in Prospectus            Item No.     Additional Information
    1               Cover page               15           Cover page

    2               Key terms                16           Table of contents

    3(a)            Expense summary          17(a)        Depositor
     (b)            The Annuity in brief       (b)        NA
                                               (c)        About American Partners Life*
    4(a)            Condensed financial
                    information              18(a)        NA
     (b)            Performance information    (b)        NA
     (c)            Financial statements       (c)        Independent auditors
                                               (d)        NA
    5(a)            Cover page; About          (e)        NA
                    American Partners Life     (f)        NA
     (b)            The variable account
     (c)            The funds                19(a)        Distribution of the contracts*
     (d)            Cover page; The funds                 About American Partners Life*
     (e)            Voting rights              (b)        NA
     (f)            NA
                                             20(a)        Principal underwriter
    6(a)            Charges                    (b)        Principal underwriter
     (b)            Charges                    (c)        NA
     (c)            Charges                    (d)        NA
     (d)            NA
     (e)            The funds                21(a)        Performance information
     (f)            NA                         (b)        Performance information

    7(a)            Buying your annuity;     22           Calculating Annuity Payouts
                    Benefits in case of
                    death;                   23(a)        Financial Statements
                    The annuity payout         (b)        Financial Statements
                    period
     (b)            The variable account;
                    Making the most of your
                    annuity
     (c)            The funds; Charges
     (d)            Cover page

    8(a)            The annuity payout period
     (b)            Buying the annuity
     (c)            The annuity payout period
     (d)            The annuity payout period
     (e)            The annuity payout period
     (f)            The annuity payout period

    9(a)            Benefits in case of death
     (b)            Benefits in case of death

   10(a)            Buying your annuity;
                    Valuing your investment
     (b)            Valuing your investment
     (c)            Buying your annuity; Valuing
                    your investment
     (d)            About American Partners Life

   11(a)            Surrendering your contract
     (b)            NA
     (c)            Surrendering your contract
     (d)            Buying your annuity
     (e)            The annuity in brief

   12(a)            Taxes
     (b)            Key terms
     (c)            NA

PAGE 3
   13               NA

   14               Table of contents of the
                    Statement of Additional Information

*Designates section in the prospectus, which is hereby incorporated by reference in this Statement of Additional Information.

Privileged Assets(R) Select Annuity

Prospectus/May 1, 1997


The  Privileged   Assets(R)  Select  Annuity  is  a  flexible  premium  deferred fixed/variable annuity contract.

The annuity is available for non-qualified and certain qualified retirement plans.

APL Variable Annuity Account 1

Sold by:  American Partners Life Insurance Company (American
Partners Life),
Service Office: 80 South Eighth Street, P.O. Box 59197,
Minneapolis, MN 55459-0197.
Telephone: 1-800-AXP-SERV (toll free)
          (1-800-297-7378).

This prospectus contains the information about the variable accounts that you should know before investing. Refer to "The variable accounts" in this prospectus.


The prospectus is accompanied or preceded by the following prospectuses: the IDS Life Investment Series, Inc., IDS Life Managed Fund, Inc., IDS Life Special Income Fund, Inc. and IDS Life Moneyshare Fund, Inc., INVESCO Variable Investment Funds, Inc., Janus Aspen Series, American Century Variable Portfolios, Inc. and Warburg Pincus Trust. Please read these documents carefully and keep them for future reference.


These securities have not been approved or disapproved by the Securities and Exchange Commission, or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

American Partners Life is not a financial institution, and the securities it offers are not deposits or obligations of, or guaranteed or endorsed by any financial institution nor are they insured by the Federal Deposit Insurance Corporation, the Federal
Reserve Board or any other agency.


A Statement of Additional Information (SAI) (incorporated by reference into this prospectus), has been filed with the Securities and Exchange Commission (SEC) and is available for reference, along with other related materials, on the SEC Internet website (http://www.sec.gov). The SAI is available without charge by contacting American Partners Life at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

PAGE 5
Purchase payments may be allocated among different accounts, providing variable and/or fixed returns. Through the subaccounts of the variable account, you can invest in mutual funds that are managed to meet a variety of investment objectives. The contract value invested in the subaccounts will vary according to the investment performance of the funds you select and you bear the investment risk.

The annuity offers tax-deferred asset accumulation. This may be particularly attractive to investors in high federal and state tax brackets who have made maximum contributions to employer-sponsored retirement programs and IRAs.

The annuity has no front-end sales charge, nor does it have a redemption or surrender charge.

The Privileged Assets Select Annuity is designed to allow you to build up funds for retirement. When you need to access your money, such as at retirement, you may do so in several ways including the following: you may take a monthly fixed annuity payout for the lifetime of the annuitant(s) you have designated, or you may take a lump-sum or a fixed amount per month on the earnings on the annuity.

PAGE 6
                                         Table of contents


Key terms.....................................................
The Privileged Assets(R) Select
Annuity in brief..............................................
Expense summary...............................................
Financial statements..........................................
Performance information.......................................
The variable account..........................................
The funds.....................................................
     IDS Life Aggressive Growth Fund..........................
     IDS Life International Equity Fund.......................
     IDS Life Capital Resource Fund...........................
     IDS Life Managed Fund....................................
     IDS Life Special Income Fund.............................
     IDS Life Moneyshare Fund.................................
     INVESCO VIF-Industrial Income Portfolio..................
     Janus Aspen Series Worldwide Growth Portfolio............
     Janus Aspen Series Growth Portfolio......................
     American Century VP Capital Appreciation.................
     American Century VP Value................................
     Warburg Pincus Trust - Post-Venture Capital Portfolio....
The fixed account.............................................
Buying your annuity...........................................
     Setting the annuity start date...........................
     Beneficiary..............................................
     Minimum purchase payments................................
     Three ways to make purchase payments.....................
Charges.......................................................
     Contract administrative charge...........................
     Mortality and expense risk fee...........................
     Premium taxes............................................
     Other information on charges.............................
Valuing your investment.......................................
     Number of units..........................................
     Accumulation unit value..................................
     Net investment factor....................................
     Factors that affect variable subaccount
         accumulation units...................................
Making the most of your annuity...............................
     Automated dollar-cost averaging..........................
     Transferring money between accounts......................
     Transfer policies........................................
     Three ways to request a transfer or a surrender..........
Surrendering your contract....................................
     Surrender policies.......................................
     Receiving payment when you request a surrender...........
Changing ownership............................................
Benefits in case of death.....................................
The annuity payout period.....................................
     Annuity payout plans.....................................
     Death after annuity payouts begin........................
Taxes.........................................................
Voting rights.................................................
Substitution of investments...................................
Distribution of the contracts.................................

PAGE 7
About American Partners Life..................................
Regular and special reports...................................
Table of contents of the Statement of Additional
     Information..............................................

PAGE 8
Key terms

These terms can help you understand details about your annuity.

American Partners Life - In this prospectus, "we," "us," "our" and "American Partners Life" refer to American Partners Life Insurance Company.

Annuity - A contract purchased from an insurance company that offers tax-deferred growth of the contract owner's investment until earnings are withdrawn, and that can be tailored to meet the specific needs of the individual during retirement.

Accumulation unit - A measure of the value of each variable subaccount before annuity payouts begin.

Annuitant - The person on whose life or life expectancy the annuity payouts are based.

Annuity payout - An amount paid at regular intervals under one of several plans available to the owner and/or any other payee. This amount is paid on a fixed basis.

Annuity start date - The date when annuity payouts are scheduled to begin. This date is established when you start your contract. As your financial goals change, you may change the annuity start date.

Beneficiary - The person designated to receive annuity benefits in case of the owner's or annuitant's death.

Close of business - When the New York Stock Exchange (NYSE) closes, normally 3 p.m. Central time.

Code - Internal Revenue Code of 1986, as amended.

Contract value - Your total purchase payments, plus investment return, less any contract administrative charges, premium tax charges and prior withdrawals.

Contract year - A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account - An account to which you may allocate purchase payments. Amounts allocated to this account earn interest at rates that are declared periodically by American Partners Life.

Mutual funds (funds) - Mutual funds or portfolios, each with a different investment objective. (See "The funds.") You may allocate your purchase payments into variable subaccounts investing in shares of any or all of these funds.

Owner (you, your) - The person who controls the annuity (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the annuity's benefits.

PAGE 9
Purchase payments - Payments made to American Partners Life for an annuity.

Qualified annuity - An annuity purchased for a retirement plan that is subject to applicable federal law and any rules of the plan itself. These plans include:

o Individual Retirement Annuities (IRAs), including rollovers from qualified plans o Simplified Employee Pension Plans (SEPs)

All other annuities are considered nonqualified annuities.

Surrender value - The amount you are entitled to receive if you surrender your annuity. It is the contract value minus any applicable state premium taxes. No surrender charge will apply.

Valuation date - Any normal business day, Monday through Friday, that the NYSE is open. The value of each variable subaccount is calculated at the close of business on each valuation date.

Variable account - An account consisting of separate subaccounts to which you may allocate purchase payments; each invests in shares of one mutual fund. (See "The variable account.") The value of your investment in each variable subaccount changes with the performance of the particular fund.

The Privileged Assets(R) Select Annuity in brief

Purpose: The Privileged Assets(R) Select Annuity is designed to allow you to build up funds for retirement. You do this by making one or more investments (purchase payments), which may earn returns that increase the value of the annuity. Beginning at a specified future date (the annuity start date), the annuity provides lifetime or other forms of payouts to you or to anyone you designate.

Accounts: You may allocate your purchase payments among any or all of:

o variable subaccounts, each of which invests in a mutual fund with a particular investment objective. The value of each variable subaccount varies with the performance of the particular fund. Therefore, the contract value at the annuity start date may be more or less than the total of purchase
        payments allocated to the variable subaccounts.   (p.  )
o a fixed account, which earns interest at rates that are declared periodically by American Partners Life. The guaranteed minimum interest rate is 3%. (p. )

Buying the annuity: You can purchase an annuity contract by submitting a complete application. Applications are subject to acceptance at our service office. You may buy a nonqualified annuity or a qualified annuity. Payment may be made either in a lump sum with the option of additional payments in the future or installments:

PAGE 10
o Minimum purchase payment - $2,000 ($1,000 for qualified annuities) unless you pay in installments by means of a bank authorization at a rate of $100/month, or more or other payment plan acceptable to us.
o       Minimum additional payment - $100.
o Maximum first-year payment(s) - $50,000 to $1,000,000 depending on your age.
o       Maximum payment for each subsequent year - $50,000.  (p.  )

Ten-day free look: You may return your contract for a refund within 10 days after you receive it (see your contract for details). The portion of your first purchase payment allocated to the variable account must be invested initially in the IDS Life Moneyshare subaccount for the period we estimate or calculate your free look right to be in existence (generally 15 days after the contract date or 25 days if you are replacing an existing annuity).

If you choose not to keep your contract, return it to us within the free look period. The contract will be canceled and we will refund promptly the greater of
(1) your purchase payment without investment earnings, or (2) your contract value plus any amount deducted from your payment prior to allocation to the variable account or the fixed account.

Transfers: Subject to certain restrictions you may re-allocate your money among accounts without charge at any time until annuity payouts begin. You may establish automated transfers among the fixed account and variable subaccount(s) and you may request a transfer by telephone. (p. )

Surrenders: You may surrender all or part of your contract value at any time before the annuity start date. You also may establish systematic surrenders. There is no surrender charge. Amounts you surrender may be taxable (and include a 10% penalty if surrenders are made prior to your reaching age 59 1/2); and have other tax consequences; also, certain restrictions apply. (p. )

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, however, such changes of nonqualified annuities may have federal income tax consequences.
Certain restrictions apply concerning change of ownership of a qualified annuity. (p. )


Benefits in case of death: If you or the annuitant dies before annuity payouts begin, we will pay the beneficiary the greater of the contract value or total purchase payments made less partial surrenders. (p. )


Annuity payouts: The contract value of your investment can be applied to an annuity payout plan that begins on the annuity start date. You may choose from a variety of plans to make sure that payouts continue as long as they are needed. If you purchased a qualified annuity, the payout schedule must meet requirements of the qualified plan. Payouts will be made on a fixed basis. (p. )

PAGE 11
Taxes: Generally, your annuity grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will still be taxed on the income if you are the owner. (p. )

Charges: Your Privileged Assets Select Annuity is subject to a $30 annual contract administrative charge (this fee could be waived, see "Contract administrative charge" under "Charges"), a 1% mortality and expense risk charge against the variable subaccounts and any premium taxes that may be imposed by state or local governments. Premium taxes are deducted either from your purchase payments, upon full surrender or when annuity payments begin. (p. )

Expense summary

The purpose of this summary is to help you understand the various costs and expenses associated with the Privileged Assets Select Annuity.

Owner expenses*

Surrender charge                                 0%

Annual contract administrative charge $30 (If the total purchase payments (less partial surrenders) is at least $10,000, we will waive the charge.)

Separate account annual expense
(as a percentage of average net assets)
Mortality and expense risk fee                   1%

Annual operating expenses of underlying mutual funds: management fees and other expenses deducted as a percentage of average net assets as follows:

                       IDS Life         IDS Life        IDS Life                    IDS Life
                      Aggressive     International       Capital      IDS Life       Special       IDS Life
                        Growth           Equity         Resource       Managed        Income      Moneyshare

Management fees          .60%             .82%            .60%          .59%           .59%          .50%

Other expenses           .09              .16             .08           .07            .10           .06

Total**                  .69%             .98%            .68%          .66%           .69%          .56%

                      INVESCO VIF        Janus Aspen                                                     Warburg Pincus
                      Industrial        Series World-     Janus Aspen        American                    Trust - Post-
                        Income           wide Growth     Series Growth      Century VP      American    Venture Capital
                    (After expense     (After expense    (After expense      Capital       Century VP      (After fee
                     reimbursement)    reimbursement)    reimbursement)    Appreciation      Value        limitation)

Management fees          .75%               .66%              .65%             1.00%          1.00%           .62%

Other expenses           .20                .14               .04               --             --             .78

Total                    .95%***+++         .80%***           .69%***          1.00%+         1.00%+         1.40%++

* Premium taxes imposed by some state and local governments are not reflected in this table. American Partners Life has entered into certain arrangements under which it is compensated by the funds' advisors and/or distributors for the administrative services it provides to the funds.

PAGE 12
** Annualized operating expenses of underlying mutual funds for the year ended Dec. 31, 1996.
*** The figures given above are based on gross expenses before expense offset arrangements, if any, during 1996, for these funds. As of the date of this prospectus, certain fees are being waived or expenses are being assumed by the
respective   investment  managers  or  service  providers  for  certain  of  the underlying mutual funds, in each case on a voluntary basis. Without such waivers or reimbursements, the "Management fees," "Other expenses" and "Total" that would have been incurred for the last completed fiscal year would be: .75%, 0.44 and 1.19%, respectively, for the INVESCO VIF - Industrial Income Portfolios;
 .77%, .14 and .91%, respectively, for Janus Aspen Series Worldwide Growth and .79%, .04 and .83%, respectively, for Janus Aspen Series Growth. See the
Portfolios'   prospectuses   for  a   discussion   of  fee  waiver  and  expense
reimbursements.

+ Operating expenses of the underlying funds at Dec. 31, 1996.

++ Absent the waiver of fees by the Portfolio's investment adviser and co-administrator, Management Fees would equal 1.25%; other expenses for the Portfolio is based on annualized estimates of expenses for the fiscal year ending Dec. 31, 1997 net of any fee waivers or expense reimbursements. Other Expenses would equal 0.82%; and Total Portfolio Operating Expenses would equal 2.07%. The investment adviser has undertaken to limit the Portfolio's Total Portfolio Operating Expenses to 1.40% through Dec. 31, 1997.

+++It should be noted that the Fund's actual operating expenses were lower than the figures shown because the Fund's custodian fees were reduced under an expense offset arrangement. However, as a result of an SEC requirement for mutual funds to state their total operating expenses without crediting any such expenses offset arrangements, the figures shown above do not reflect these reductions. In comparing expenses for different years, please note the Ratios of Expenses to Average Net Assets shown under "Financial Highlights", in the Fund's prospectus, do reflect any reductions prior to the fiscal year ended Dec. 31, 1996.


Example:* You would pay the following expenses on a $1,000 investment, assuming 5% annual return and surrender, no surrender or selection of an annuity payout plan at the end of each time period:

                  IDS Life        IDS Life        IDS Life                 IDS Life
                 Aggressive     International      Capital     IDS Life     Special      IDS Life
                   Growth          Equity         Resource      Managed     Income      Moneyshare

 1 year            $ 19.17         $ 22.14         $ 19.07      $ 18.86     $ 19.17       $ 17.84

 3 years             59.29           68.29           58.98        58.32       59.29         55.24

 5 years            101.93          117.04          101.41       100.36      101.93         95.10

10 years            220.58          251.32          219.50       217.35      220.58        206.51

                 INVESCO VIF     Janus Aspen                      American Century  American      Warburg Pincus
                 Industrial     Series World-    Janus Aspen         VP Capital    Century VP   Trust - Post-Venture
                   Income        wide Growth    Series Growth       Appreciation     Value           Capital

 1 year            $ 21.83         $ 20.29         $ 19.17            $ 22.35       $ 22.35           $ 26.45

 3 years             67.36           62.71           59.29              68.91         68.91             81.22

 5 years            115.49          107.69          101.93             118.08        118.08            138.60

10 years            248.18          232.34          220.58             253.41        253.41            294.32

This example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.


* In this example, the $30 annual contract administrative charge is approximated as a .180% charge based on the average contract size.

PAGE 13
Financial statements


The SAI dated May 1, 1997, contains:


audited financial statements of the variable account including:


- statements of net assets as of Dec. 31, 1996;

- statements of operations for year ended Dec. 31, 1996 except for subaccounts CGR and CWG which are for the period Jan. 29, 1996
  (commencement of operations) to Dec. 31, 1996 and subaccounts
  CSG, CVL and CVC which are for the period Sept. 3, 1996
  (commencement of operations) to Dec, 31, 1996; and

- statements of changes in net assets for the year ended Dec. 31, 1996 and the period from Dec. 5, 1995 (commencement of operations) to Dec. 31, 1995 except for subaccounts CGR and CWG which are for the period Jan. 29, 1996 (commencement of operations) to Dec. 31, 1996 and subaccounts CSG, CVL and CVC which are for the period Sept. 3, 1996 (commencement of operations) to Dec. 31, 1996.


audited financial statements of American Partners Life including:


- balance sheets as of Dec. 31, 1996 and Dec. 31, 1995 and

- related statements of income and cash flows for the years ended
  Dec. 31, 1996 and 1995 and the period from Feb. 18, 1994
  (commencement of operations) to Dec. 31, 1994.


Performance information

Performance information for the variable subaccounts may appear from time to time in advertisements or sales literature. In all cases, such information reflects the performance of a hypothetical investment in a particular account during a particular time period.
Calculations are performed as follows:

Simple yield - IDS Life Moneyshare Subaccount: Income over a given seven-day period (not counting any change in the capital value of the investment) is annualized (multiplied by 52) by assuming that the same income is received for 52 weeks. This annual income is then stated as an annual percentage return on the investment.

Compound yield - IDS Life Moneyshare Subaccount: Calculated like simple yield, except that, when annualized, the income is assumed to be reinvested. Compounding of reinvested returns increases the yield as compared to a simple yield.


Yield - For accounts investing in income funds: Net investment income (income less expenses) per accumulation unit during a given 30-day period is divided by the value of the unit on the last day of the period. The result is converted to an annual percentage.

PAGE 14
Average annual total return: Expressed as an average annual compounded rate of return of a hypothetical investment over a period of one, five and 10 years (or up to the life of the subaccount if it is less than 10 years old). This figure reflects deduction of all applicable charges, including the contract administrative charge, and mortality and expense risk fee.

Aggregate total return: Represents the cumulative change in the value of an investment for a specified period of time (reflecting change in a subaccount's accumulation unit value). The calculation assumes reinvestment of investment earnings and reflects the deduction of all applicable charges, including the contract administrative charge and mortality and expense risk fee. Aggregate total return may be shown by means of schedules, charts or graphs.

Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the given time period. Such information is not intended to indicate future performance. Because advertised yields and total return figures include all charges attributable to the annuity, which has the effect of decreasing advertised performance, subaccount performance should not be compared to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine yield and total return for the subaccounts.)

If you would like additional information about actual performance, contact American Partners Life.

The variable account

Purchase payments can be allocated to any or all of the subaccounts of the variable account that invest in shares of the following funds:
                                                   Subaccount


IDS Life Aggressive Growth Fund                       CAG
IDS Life International Equity Fund                    CIE
IDS Life Capital Resource Fund                        CCR
IDS Life Managed Fund                                 CMG
IDS Life Special Income Fund                          CSI
IDS Life Moneyshare Fund                              CMS
INVESCO VIF - Industrial Income Portfolio             CII
Janus Aspen Series Worldwide Growth Portfolio         CWG
Janus Aspen Series Growth Portfolio                   CSG
American Century VP Capital Appreciation              CGR
American Century VP Value                             CVL
Warburg Pincus Trust-Post-Venture Capital Portfolio   CVC


Each variable subaccount meets the definition of a separate account under federal securities laws. Income, capital gains and capital losses of each subaccount are credited or charged to that account alone. No subaccount will be charged with liabilities of any other

PAGE 15
variable account or of our general business. The obligations arising under the contracts are general obligations of American Partners Life.

The variable account was established under Arizona law and is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC.

The funds

IDS Life Aggressive Growth Fund
Objective: capital appreciation. Invests primarily in common stock of small- and medium-size companies.

IDS Life International Equity Fund
Objective: capital appreciation. Invests primarily in common stock of foreign issuers and foreign securities convertible into common stock.

IDS Life Capital Resource Fund
Objective: capital appreciation. Invests primarily in U.S. common stocks and other securities convertible into common stock, diversified over many different companies in a variety of industries.

IDS Life Managed Fund
Objective: maximum total investment return. Invests primarily in U.S. common stocks, securities convertible into common stock, warrants, fixed income securities (primarily high-quality corporate bonds) and money market instruments.

IDS Life Special Income Fund
Objective: to provide a high level of current income while conserving the value of the investment for the longest time period. Invests primarily in high-quality, lower-risk corporate bonds issued by many different companies in a variety of industries, and in government bonds.

IDS Life Moneyshare Fund
Objective: maximum current income consistent with liquidity and conservation of capital. Invests in high-quality money market securities with remaining maturities of 13 months or less. The fund also will maintain a dollar-weighted average portfolio maturity not exceeding 90 days. The fund attempts to maintain a constant net asset value of $1 per share.


INVESCO VIF - Industrial Income Portfolio
Objective: to seek the best possible current income while following sound investment practices with capital growth potential as a secondary consideration. The Fund normally invests at least 65% of the total assets in dividend-paying common stocks. Up to 10% of the Funds total assets may be invested in equity securities that do not pay regular dividends.

PAGE 16
Janus Aspen Series Worldwide Growth Portfolio
Objective: long-term growth of capital in a manner consistent with the preservation of capital. Invests primarily in common stocks of foreign and domestic issuers.


Janus Aspen Series Growth Portfolio
Objective: long-term growth of capital in a manner consistent with the preservation of capital. Invests primarily in common stocks, with an emphasis on companies with larger market capitalizations.

American Century VP Capital Appreciation
Objective: capital growth. Invests primarily in common stocks that are considered by management to have better-than-average prospects for appreciation.

American Century VP Value
Objective: long-term capital growth, with income as a secondary objective. Invests primarily in securities that management believes to be undervalued at the time of purchase.

Warburg Pincus Trust-Post-Venture Capital Portfolio
Objective: long-term growth of capital. Invests primarily in equity securities of issuers in their post-venture capital stage of development.

More comprehensive information regarding each fund is contained in the funds' prospectuses. You should read the fund prospectuses and consider carefully, and on a continuing basis, which fund or combination of funds is best suited to your long-term investment needs. There is no assurance that the investment objectives of the funds will be attained nor is there any guarantee that the contract value will equal or exceed the total purchase payments made. Some funds may involve more risk than others--please monitor your investments accordingly.


All funds are available to serve as the underlying investment for variable annuities, and some funds are available to serve as the underlying investment for variable annuities and variable life insurance contracts and qualified plans. It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts, variable life insurance separate accounts and/or qualified plans to invest in the available funds simultaneously. Although American Partners Life and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between such contract owners, policyowners and qualified plans to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that separate funds should be established for variable life insurance, variable annuities and qualified plan separate accounts, the variable contract holders would not bear any expenses associated with establishing separate funds.

The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each mutual fund intends to comply with these requirements.

PAGE 17
The U.S. Treasury and the IRS have indicated that they may provide additional guidance concerning how many variable subaccounts may be offered and how many exchanges among variable subaccounts may be allowed before the owner is considered to have investment control, and thus is currently taxed on income earned within variable subaccount assets. We do not know at this time what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, to ensure that the owner will not be subject to current taxation as the owner of the variable subaccount assets.

We intend to comply with all federal tax laws to ensure that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


IDS Life is the investment  manager and American Express  Financial  Corporation
(AEFC) is the investment advisor for each of the IDS Life Funds. IDS International, Inc., a wholly owned subsidiary of AEFC, is the sub-investment advisor for IDS Life International Equity Fund. INVESCO Funds Group, Inc. is the investment advisor for the INVESCO VIF - Industrial Income Portfolio. Janus Capital Corporation is the investment manager for Janus Aspen Series Worldwide Growth Portfolio and Janus Aspen Series Growth Portfolio. American Century Investment Management Inc. serves as the investment manager of American Century Variable Portfolios, Inc. Warburg Pincus Counsellors, Inc. is the investment adviser of Warburg Pincus Trust-Post-Venture Capital Portfolio. The investment managers and advisors for the funds cannot guarantee that the funds will meet their investment objectives. Please read the prospectuses for the funds for complete information on investment risks, deductions, expenses and other facts you should know before investing. They are available by contacting American
Partners Life at the address or telephone number on the front of this prospectus.


The fixed account


Purchase payments may also be allocated to the fixed account. The cash value of the fixed account increases as interest is credited to the account. Purchase payments and transfers to the fixed account become part of the general account of American Partners Life, the company's main portfolio of investments. Interest is credited daily and compounded annually. We guarantee a minimum interest rate of 3%. We may declare interest rates above the guaranteed rate from time to time.


Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 (1933 Act), nor is the fixed account registered as an investment company under the 1940 Act. Accordingly, neither the fixed account nor any interests in it are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus that relate to the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PAGE 18
Buying your annuity


Our representative can help you prepare and submit your application. Alternatively, you may ask us for the forms and prepare them yourself. As the owner, you have all rights and may receive all benefits under the contract. The annuity can be owned in joint tenancy only in spousal situations (but not IRAs or SEPs). Please remember that investment performance, expenses and deduction of certain charges affect accumulation unit value.


When you apply, you can select:
o       the account(s) in which you want to invest;
o       how you want to make purchase payments;
o the date you want to start receiving annuity payouts (the annuity start date); and
o       a beneficiary.


If your application is complete, we will process it and apply your purchase payment to your account(s) within two business days after we receive it at our service office. If your application is accepted, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments to your account(s) at the next close of business after we receive and accept your payments at our service office.


Setting the annuity start date

Annuity payouts will be scheduled to begin on the annuity start date. This date can be aligned with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You can also change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities, the annuity start date must be:

o no earlier than the 60th day after the contract's effective date; and
o no later than the annuitant's 85th birthday or before the 10th contract anniversary, if purchased after age 75. (In Pennsylvania, the annuity start date must be no later than the annuitant's 85th birthday.)

For qualified annuities, to avoid IRS penalty taxes, the annuity start date generally must be:


o       on or after the date the annuitant reaches age 59 1/2; and
o for qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or if later, retires; except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2.


If you are taking the minimum IRA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this annuity, annuity payouts can start as

PAGE 19
late as the annuitant's 85th birthday or the 10th contract anniversary. (In Pennsylvania, annuity payouts must start no later than the annuitant's 85th birthday.)

Beneficiary

If death benefits become payable before the annuity start date, your named beneficiary will receive all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Payment in case of death" for more about beneficiaries.)

Minimum purchase payments

If single payment:
Nonqualified:       $2,000
Qualified:          $1,000

If installment payments:

$100 monthly; $50.00 biweekly

Installments must total at least $1,000 in the first year.*

*If you make no purchase payments for the most recent 24 months, and your previous payments total $1,000 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

Minimum additional purchase payment(s):  $100

Maximum first-year payment(s):

This maximum is based on your age or age of the annuitant (whomever is older) on the effective date of the contract.

Up to age 75          $1 million
76 to 85              $500,000
86 to 90              $50,000

Maximum payment for each subsequent year:  $50,000**

**These limits apply in total to all American Partners Life annuities you own. We reserve the right to increase maximum limits or reduce age limits. For qualified annuities the qualified plan's or the Code's limits on annual contributions also apply.

Three ways to make purchase payments

1     By letter

Send your check along with your name and account number to:

PAGE 20
Regular mail:

American Partners Life Insurance Company
80 South Eighth Street
P6/Unit 1751
P.O. Box 59197
Minneapolis, MN  55459-0197

Express mail:

American Partners Life Insurance Company
80 South Eighth Street
P6/Unit 1751
Minneapolis, MN  55402

2     By scheduled payment plan

Through:

o  a bank authorization.

3     Other

o  wire transfer; or
o  other method acceptable to us.

Charges

Contract administrative charge
This charge is for establishing and maintaining your records. On each contract anniversary we will deduct $30 from the contract value. The deduction will be allocated among the subaccounts on a pro-rata basis.

This charge will be waived for any contract year where the total purchase payments (less partial surrenders) on the current contract anniversary is $10,000 or more, or if, during the contract year, a death benefit is payable or the contract is surrendered in full. This charge does not apply after annuity payouts begin.

We do not expect to profit from the contract administrative charge. While we do not currently plan to increase the charge, we reserve the right to increase the charge in the future. In no event will the charge exceed $50 per year. Also, we reserve the right to impose the charge on all contracts, including those with purchase payments equal to or greater than $10,000.

Mortality and expense risk fee
This fee is to cover the mortality risk and expense risk and is applied daily to the variable subaccounts and reflected in the unit values of the accounts. Annually it totals 1% of their average daily net assets. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

PAGE 21
Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long the entire group of American Partners Life annuitants live. If, as a group, American Partners Life annuitants outlive the life expectancy we have assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, American Partners Life annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because the contract administrative charge may not cover our expenses. Any deficit would have to be made up from our general assets.


We may use any profits realized from the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.


Premium taxes
Certain state and local governments impose premium taxes of up to 3.5%. These taxes are dependent upon the state of residence or the state in which the contract was sold and are deducted as applicable. In some cases, premium taxes are deducted from your purchase payments before they are allocated. In other cases, the deduction is made when you surrender your contract or when annuity payouts begin.

Other information on charges
There is no surrender charge if you take a total or a partial surrender from your contract.

In some cases lower sales and administrative expenses may be incurred. In such cases, we may be able to reduce or eliminate the contract administrative charge. However, we expect this to occur infrequently.

Valuing your investment

Here is how your accounts are valued:


Fixed account: The amounts allocated to the fixed account are valued directly in dollars and equal the sum of your purchase payments plus interest earned, less any amounts surrendered or transferred (including the contract administrative charge).


Variable subaccounts: Amounts allocated to the variable subaccounts are converted into accumulation units. Each time you make a purchase payment or transfer amounts into one of the variable subaccounts, a certain number of accumulation units are credited to your contract for that account. Conversely, each time you take a partial surrender, transfer amounts out of a variable subaccount or are assessed a contract administrative charge, a certain number of accumulation units are subtracted from your contract.

PAGE 22
The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the underlying fund.

The dollar value of each accumulation unit can rise or fall daily depending on the performance of the underlying mutual fund and on certain fund expenses. Here is how unit values are calculated:

Number of units
To calculate the number of accumulation units for a particular subaccount, we divide your investment, after deduction of any premium taxes, by the current accumulation unit value.

Accumulation unit value
The current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.

Net investment factor

o Determined each business day by adding the underlying mutual fund's current net asset value per share, plus per share amount of any current dividend or capital gain distribution; then
o       dividing that sum by the previous net asset value per share;
        and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the underlying mutual fund may fluctuate, the accumulation unit value may increase or decrease. You bear this investment risk in a variable subaccount.

Factors that affect variable subaccount accumulation units Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o additional purchase payments allocated to the variable subaccounts;
o       transfers into or out of the variable subaccount(s);
o       partial surrenders; and/or
o       contract administrative charges.

Accumulation unit values may fluctuate due to:

o changes in underlying mutual fund(s) net asset value; o dividends distributed to the variable subaccount(s); o capital gains or losses of underlying mutual funds; o mutual fund operating expenses; and/or o mortality and expense risk fees.

PAGE 23
Making the most of your annuity

Automated dollar-cost averaging

You can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might have a set amount transferred monthly from a relatively conservative variable subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market value(s) of the underlying mutual fund(s). Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. Contact our service office for more information.

                               How dollar-cost averaging works

                               Month       Amount       Accumulation   Number of units
                                          invested       unit value      purchased
By investing an                Jan         $100             $20            5.00
equal number of
dollars each month....         Feb          100              18            5.56

                               March        100              17            5.88

you automatically              April        100              15            6.67
buy more units
when the per unit              May          100              16            6.25
market price is low....
                               June         100              18            5.56

                               July         100              17            5.88

                               Aug          100              19            5.26

and fewer units                Sept         100              21            4.76
when the per unit
market price is high.          Oct          100              20            5.00


You have paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any variable subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective strategy to help meet your long term goals.


Transferring money between accounts
You may transfer money from any one subaccount or the fixed account to another at any time before annuity payouts begin. If we receive your request before the close of business, we will process it that day. Requests received after the close of business will be processed the next business day. Before making a transfer, you should consider the risks involved in switching investments. We may suspend or modify transfer privileges at any time.

PAGE 24
Transfer policies

o You may transfer contract values at any time between the variable subaccounts, from the variable subaccount(s) to the fixed account or from the fixed account to the variable subaccount(s).

o The amount being transferred to any one account must be at least $100.

o If you make more than 12 transfers in a contract year, we will charge $25 for each transfer in excess of 12.

o Excessive trading activity can disrupt mutual fund management strategy and increase expenses, which are borne by all contract owners participating in the mutual fund regardless of their transfer activity. Therefore, we reserve the right to limit the number of transfers permitted, but not to fewer than twelve per contract year.

Three ways to request a transfer or a surrender

1       By letter

Send  your  name,   contract   number,   Social   Security  Number  or  Taxpayer
Identification Number and signed request for a transfer or surrender to:

Regular mail:
American Partners Life Insurance Company
P6/Unit 1751
P.O. Box 59197
Minneapolis, MN  55459-0197

Express mail:
American Partners Life Insurance Company
80 South Eighth Street
P6/Unit 1751
Minneapolis, MN  55402

Minimum amount
Mail transfers:               $100 or entire account balance
Mail surrenders:              $100 or entire account balance

Maximum amount
Mail transfers:               None (up to contract value)
Mail surrenders:              None (up to contract value)

2       By phone

Call between 7 a.m. and 6 p.m. Central time:

1-800-AXP-SERV (toll free)
(1-800-297-7378)

TTY service for the hearing impaired:

1-800-710-5260 (toll free)

PAGE 25
Minimum amount
Phone transfers:              $100 or entire account balance
Phone surrenders:             $100 or entire account balance

Maximum amount
Phone transfers:              None (up to contract value)
Phone surrenders:             $50,000

We answer phone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender request believed to be authentic and will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. A telephone surrender will not be allowed within 30 days of a phoned-in address change. As long as the procedures are followed, neither American Partners Life nor its affiliates will be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing American Partners Life.

3       By automated transfers and automated partial surrenders

o You can set up automated transfers among your accounts or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to American Partners Life. You must allow 30 days for American Partners Life to change any instructions that are currently in place.

o Automated transfers and automated partial surrenders are subject to all of the contract provisions and terms, including transfer of contract values between accounts. Automated surrenders may be restricted by applicable law under some contracts.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

Minimum amount
Automated transfers or surrenders:                  $100

Maximum amount
Automated transfers or surrenders:                  None

Surrendering your contract

As owner, you may surrender all or part of your contract at any time before annuity payouts begin by sending a written request or calling American Partners Life. For total surrenders we will compute the value of your contract at the close of business after we receive your request. We may ask you to return the contract. You may have to pay IRS taxes and penalties (see "Taxes"). No surrenders may be made after annuity payouts begin.

PAGE 26
Surrender policies
If you have a balance in more than one account and request a partial surrender, we will surrender money from all your accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

Receiving payment when you request a surrender

By regular or express mail:

o       Payable to owner.

o Normally mailed to address of record within seven days after receiving your request. However, we may postpone the payment if:
        -the surrender amount includes a purchase payment check that has not cleared;
        -the NYSE is closed, except for normal holiday and weekend closings;
        -trading on the NYSE is restricted, according to SEC rules; -an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -the SEC permits us to delay payment for the protection of security holders.


NOTE: You will be charged a fee if you request express mail delivery.


Changing ownership

You may change ownership of your non-qualified annuity at any time by filing a change of ownership with us at our service office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request believed to be authentic and will use reasonable procedures to confirm that it is. If these procedures are followed, we take no responsibility for the validity of the change.

If you have a nonqualified annuity, you may lose your tax advantages by transferring, assigning or pledging any part of it.
(See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose to any person except American Partners Life. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of a contract may be transferred to the annuitant.

PAGE 27
Benefits in case of death

If you or the annuitant dies (or, for qualified annuities, if the annuitant dies) before annuity payouts begin, we will pay the beneficiary the greater of:

o       the contract value; or

o       purchase payments, minus any partial surrenders.

If your spouse is sole beneficiary under a non-qualified annuity and you die before the annuity start date, your spouse may keep the annuity as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.


Under a qualified annuity, if the annuitant dies before annuity payouts begin, and the spouse is the only beneficiary, the spouse may keep the annuity in force as owner until the date on which the spouse reaches 70 1/2 or until the date on which the annuitant would have reached age 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

Payouts: We will pay the beneficiary in a single sum unless you have given us other written instructions, or the beneficiary may receive payouts under any annuity payout plan available under this contract if:
o the beneficiary asks us in writing within 60 days after we receive proof of death;
o payouts begin no later than one year after death, or other date as permitted by the Code; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.


When paying the beneficiary, we will determine the contract's value at the next close of business after our death claim requirements are fulfilled. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. (See "Taxes.")

The annuity payout period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the annuity start date. You may select one of the annuity payout plans outlined below, or we will mutually agree on other payout arrangements. The amount available for payouts under the plan you select is the contract value on your annuity start date. Annuity payouts will be made on a fixed basis.

Amounts of payouts depend on:
o  the annuity payout plan you select;
o  the annuitant's age and, in most cases, sex; and
o  the annuity table in the contract.

PAGE 28
For information with respect to transfers between accounts after annuity payouts begin, see Transfer policies.

Annuity payout plans

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are to be used to purchase the payout plan:

o Plan A - Life annuity - no refund: Monthly payouts are made until the annuitant's death. Payouts end with the last payout before the annuitant's death; no further payouts will be made. This means that if the annuitant dies after only one monthly payout has been made, no more payouts will be made.

o Plan B - Life annuity with five, 10 or 15 years certain: Monthly payouts are made for a guaranteed payout period of five, 10 or 15 years that the annuitant elects. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period has expired. The guaranteed payout period is calculated from the annuity start date. If the annuitant outlives the elected guaranteed payout period, payouts will continue until the annuitant's death.

o Plan C - Life annuity - installment refund: Monthly payouts are made until the annuitant's death, with our guarantee that payouts will continue for some period of time. Payouts will be made for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.


o Plan D - Joint and last survivor life annuity - no refund: Monthly payouts are made while both the annuitant and a joint annuitant are living. If either annuitant dies, monthly payouts continue at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


o Plan E - Payouts for a specified period: Monthly payouts are made for a specific payout period of 10 to 30 years chosen by the annuitant. Payouts will be made only for the number of years specified whether the annuitant is living or not. Depending on the time period selected, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

Restrictions for some qualified plans: If you purchased a qualified annuity, you must select a payout plan that provides for payouts:

o  over the life of the annuitant;
o over the joint lives of the annuitant and a designated beneficiary;
o for a period not exceeding the life expectancy of the annuitant; or
o for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

PAGE 29
If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's annuity start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.

Death after annuity payouts begin

If you or the annuitant dies after annuity payouts begin, any amount payable to the beneficiary will be provided in the annuity payout plan in effect.

Taxes


Generally, under current law, any increase in your contract value is taxable to you only when you receive a payout or surrender. (However, see detailed discussion below.) Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. You will receive a 1099 tax information form for any year in which a taxable distribution was made according to our records.


Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts received after your investment in the annuity is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company to the same owner during a calendar year are to be taxed as a single, unified contract when distributions are taken from any one of such contracts.

Annuity payouts under qualified annuities: Under a qualified annuity, the entire payout generally will be includable as ordinary income and subject to tax except to the extent that contributions were made with after-tax dollars. If you invested in your contract with pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

Surrenders: If you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders before reaching age 59 1/2. For qualified annuities, other penalties may apply if you surrender your annuity before your plan specifies that you can receive payouts.

PAGE 30
Death benefits to beneficiaries: The death benefit under an annuity is not tax-exempt. Any amount received by the beneficiary that represents previously deferred income earnings within the contract, is taxable as ordinary income to the beneficiary in the year(s) he or she receives the payments.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the increase in value will be tax-deferred.

Penalties: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:
o  because of your death;
o  because you become disabled (as defined in the Code);
o if the distribution is part of a series of substantially equal periodic payments after separation from service, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).


For a qualified annuity, other penalties or exceptions may apply if you surrender your annuity before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value from an annuity, withholding may be imposed against the taxable income portion of the payment. Any withholding that is done represents a prepayment of your tax due for the year. You take credit for such amounts on the annual tax return that you file.

If the payment is part of an annuity payout plan, the amount of withholding generally is computed using payroll tables. You can provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or total surrender) withholding is computed using 10% of the taxable portion. Similar to above, as long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, any payment from which federal withholding is deducted may also have state withholding deducted.

PAGE 31
The withholding requirements may differ if payment is being made to a non-U.S. citizen or if the payment is being delivered outside the United States.


Transfer of ownership of a nonqualified annuity: If you make such a transfer without receiving adequate consideration, the transfer is considered a gift, and also may be considered a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the amount of deferred earnings at the time of the transfer will be taxed to the original owner, who also may be subject to a 10% IRS penalty as discussed earlier. In this case, the new owner's investment in the annuity will be the value of the annuity at the time of the transfer.


Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

Important: Our discussion of federal tax laws is based upon our understanding of these laws as they are currently interpreted.
Federal tax laws or current interpretations of them may change.

For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Tax qualification: The contract is intended to qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, notwithstanding any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any such amendments.

Voting rights

As a contract owner with investments in the variable account(s), you may vote on important mutual fund policies. We will vote fund shares according to your instructions.

The number of votes you have is determined by applying your percentage interest in each variable subaccount to the total number of votes allowed to the subaccount.

We calculate votes separately for each subaccount not more than 60 days before a shareholders' meeting. Notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled, will be sent.

PAGE 32
We will vote shares for which we have not received instructions in the same proportion as the votes for which we have received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we have received instructions.

Substitution of Investments

If shares of any fund should not be available for purchase by the appropriate variable subaccount or if, in the judgment of American Partners Life's Management, further investment in such shares is no longer appropriate in view of the purposes of the subaccount, investment in the subaccount may be discontinued or another registered open-end management investment company may be substituted for fund shares held in the subaccounts if American Partners Life believes it would be in the best interest of persons having voting rights under the contract. The variable account may be operated as a management company under the 1940 Act or it may be deregistered under this Act if the registration is no longer required. In the event of any such substitution or change, American Partners Life, without the consent or approval of the owners, may amend the contract and take whatever action is necessary and appropriate. However, no such substitution or change will be made without the necessary approval of the SEC and state insurance departments. American Partners Life will notify owners of any substitution or change.

Distribution of the Contracts


The contracts will be distributed by American Express Service Corporation, the principal underwriter for the variable account.


About American Partners Life


The Privileged Assets Select Annuity is issued by American Partners Life. American Partners Life is a wholly owned subsidiary of IDS Life Insurance Company, which is a wholly owned subsidiary of AEFC. AEFC is a wholly owned subsidiary of the American Express Company. American Express Company is a financial services company principally engaged through subsidiaries (in addition to AEFC) in travel related services, investment services and international banking services.


American Partners Life is a stock life insurance company organized in 1988 under the laws of the State of Arizona. Its service office is located at 80 South Eighth Street, Minneapolis, MN 55402. Its statutory address is 3225 North Central Avenue, Phoenix, AZ 85012. American Partners Life is licensed in the state of Arizona, and it conducts a conventional life insurance business.


American Express Service Corporation is the principal underwriter for the variable account. Its service office is located at 80 South 8th Street, Minneapolis, MN 55440-0010. American Express Service Corporation is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. American Express

PAGE 33
Service Corporation is a wholly owned subsidiary of American Express Travel Related Service Company which is a wholly owned subsidiary of American Express Company.

The AEFC family of companies also offers mutual funds, investment certificates and a broad range of financial management services.


Other subsidiaries provide investment management and related services for pension, profit-sharing, employee savings and endowment funds of businesses and institutions.

Regular and special reports

Services

To help you track and evaluate the performance of your annuity, American Partners Life provides:

Quarterly statements showing the value of your investment.

Annual reports containing required information on the annuity and its underlying investments.

PAGE 34
Table of contents of the Statement of Additional Information


Performance information...............................
Calculating annuity payouts...........................
Rating agency.........................................
Depositor.............................................
Principal underwriter.................................
Independent auditors..................................
Retirement planning...................................
Prospectus............................................
Financial statements -
     APL Variable Annuity Account 1
     American Partners Life Insurance Company
-------------------------------------------------------------------
Please check the appropriate box to receive a copy of the Statement of Additional Information for:


____ Privileged Assets Select Annuity

____ IDS Life Retirement Annuity Mutual Funds

____ INVESCO Variable Investment Funds, Inc.


____ Janus Aspen Series

____ American Century Variable Portfolios, Inc.

____ Warburg Pincus Trust-Post-Venture Capital Portfolio


Please return this request to:

American Partners Life Insurance Company
80 South Eighth Street
P.O. Box 59197
Minneapolis, MN 55459-0197

Your name _____________________________________________________

Address _______________________________________________________

City __________________________ State ____________ Zip ________

                                STATEMENT OF ADDITIONAL INFORMATION

                                                for

                                 PRIVILEGED ASSETS SELECT ANNUITY

                                  APL VARIABLE ANNUITY ACCOUNT 1



                                            May 1, 1997


APL Variable Annuity Account 1 is a separate account established and maintained by American Partners Life Insurance Company
(American Partners Life).


This Statement of Additional Information, dated May 1, 1997, is not a prospectus. It should be read together with the account's prospectus, dated May 1, 1997, which may be obtained by writing or calling American Partners Life at the address or telephone number below.




American Partners Life Insurance Company
80 South Eighth Street
P.O. Box 59197
Minneapolis, MN  55459-0197
Phone #1-800-AXP-SERV (toll free)
      (1-800-297-7378)

PAGE 36
                                         TABLE OF CONTENTS

Performance Information......................................p. 3

Calculating Annuity Payouts..................................p. 5

Rating Agency................................................p. 6

Depositor....................................................p. 6

Principal Underwriter........................................p. 6

Independent Auditors.........................................p. 6


Retirement Planning..........................................p. 6

Prospectus...................................................p. 7

Financial Statements
     - APL Variable Annuity Account 1
     - American Partners Life Insurance Company

PAGE 37
PERFORMANCE INFORMATION


Performance figures are calculated on the basis of historical performance of the funds. The performance figures relating to the funds assume that the contract was offered prior to Sept. 15, 1995, which it was not. Before the subaccounts began investing in these funds, the figures show what the subaccount performance would have been if these subaccounts had existed during the illustrated periods. Once these subaccounts began investing in these funds, actual values are used for the calculations.


Calculation of Yield for the Subaccount investing in IDS Life Moneyshare Fund.

Simple yield for the subaccount investing in the IDS Life Moneyshare Fund will be based on the: (a) change in the value of a hypothetical investment (exclusive of capital changes) at the beginning of a seven-day period for which yield is to be quoted; (b) subtracting a pro rata share of subaccount expenses accrued over the seven-day period; (c) dividing the difference by the value of the subaccount at the beginning of the period to obtain the base period return; and (d) annualizing the results (i.e., multiplying the base period return by 365/7).

The value of the hypothetical subaccount includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The variable subaccount's yield does not include any realized or unrealized gains or losses, nor does it include the effect of any applicable surrender charge.

Calculation of compound yield begins with the same base period return used in the calculation of yield, which is then annualized to reflect compounding according to the following formula:

     Compound Yield = [(Base Period Return + 1) 365/7 ] -1


On December 31, 1996, the account's annualized simple yield was 3.77% and its compound yield was 3.84%.

The rate of return, or yield, on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields. Investors must consider, when comparing an investment in the subaccount with fixed annuities, that fixed annuities often provide an agreed-to or guaranteed fixed yield for a stated period of time, whereas the variable subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the annuity provides.

Calculation of Yield for subaccounts investing in income funds.

Quotations of yield will be based on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and will be computed by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                                         YIELD = 2(a-b + 1) 6- 1]
                                                cd

where:     a = dividends and investment income earned during the
               period.
           b = expenses accrued for the period (net of
               reimbursements).
           c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends.
           d = the maximum offering price per accumulation unit on the last day of the period.

Yield on the subaccount is earned from the increase in the net asset value of shares of the fund in which the subaccount invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


Annualized yield based on 30-Day Period ended Dec. 31, 1996

Subaccount investing in:             yield
IDS Life Special Income Fund         8.04%


Calculation of average annual total return

Quotations of average annual total return for a subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the annuity contract over a period of one, five and ten years (or, if less, up to the life of the account), calculated according to the following formula:

                               P(1+T)n = ERV

where:     P = a hypothetical initial payment of $1,000.
           T = average annual total return.
           n = number of years.
         ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year (or other) period at the end of the one, five, or ten year (or other) period (or fractional portion thereof).

PAGE 39
                      Average Annual Total Return Period Ended Dec. 31, 1996


Average Annual Total Return with or without Surrender

                                                                                               Since
Subaccount investing in:                                   1 Year     5 Years     10 Years     Inception
-----------------------

IDS LIFE
  Aggressive Growth Fund (1/92)*                           15.05%       -- %        -- %       11.03%
  Capital Resource Fund (10/81)                             6.79       7.32       12.38          --
  International Equity Fund (1/92)                          8.38        --          --          8.35
  Managed Fund (4/86)                                      15.82       9.70       11.25          --
  Moneyshare Fund (10/81)                                   3.90       2.88        4.50          --
  Special Income Fund (10/81)                               5.81       8.58        7.84          --
INVESCO VIF
  Industrial Income Portfolio (8/94)                       21.10        --          --         20.28
Janus Aspen Series
  Worldwide Growth Portfolio (9/93)                        27.86        --          --         22.02
  Growth Portfolio (9/93)                                  17.27        --          --         15.04
American Century
  VP Capital Appreciation (11/87)                          -5.50       4.99         --          9.63
  VP Value (5/96)                                           8.09        --          --         11.10
Warburg Pincus Trust
  Post-Venture Capital Portfolio (9/95)                      --         --          --         -3.58

*inception dates of the funds are shown in parentheses.

Aggregate Total Return


Aggregate total return represents the cumulative change in the value of an investment over a specified period of time (reflecting change in a subaccount's accumulation unit value) and is computed by the following formula:


                                              ERV - P
                                                 P

where:     P = a hypothetical initial payment of $1,000.
         ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year (or other) period at the end of the one, five, or ten year (or other) period (or fractional portion thereof).

The Securities and Exchange Commission requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount) for which performance is required to be calculated. Subaccount total return figures reflect the deduction of the contract administrative charge and mortality and expense risk fee.


Performance of the subaccounts may be quoted or compared to rankings, yields, or returns as published or prepared by independent rating or statistical services or publishers or publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News & World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

PAGE 40
CALCULATING ANNUITY PAYOUTS

Your fixed annuity payout amounts are guaranteed. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the total value of your fixed account and the subaccounts at the annuity start date or the date you have selected to begin receiving your annuity payouts; then o using an annuity table we apply the value according to the annuity payout plan you select. o The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The table will be equal to or greater than the table in your contract.

RATING AGENCY

The following chart reflects the rating given to American Partners Life by an independent rating agency. This agency evaluates the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable subaccounts of the Privileged Assets Select Annuity. This information relates only to the fixed account and reflects American Partners Life's ability to make annuity payouts and to pay death benefits and other distributions from the annuity.

Rating agency                    Rating

A.M. Best                          A+
                               (Superior)


Duff & Phelps                     AAA


DEPOSITOR

National Pension Life Insurance Company was established on October 14, 1988 and changed its name to American Partners Life Insurance Company on February 18, 1994.

PRINCIPAL UNDERWRITER


The  principal   underwriter  for  the  accounts  is  American  Express  Service
Corporation which offers the variable contracts on a continuous basis.


INDEPENDENT AUDITORS


The financial statements of APL Variable Annuity Account 1 including the statements of net assets as of Dec. 31, 1996, and the related statements of operations for the year then ended, except for CGR and CWG subaccounts which are for the period Jan. 29, 1996 (commencement of operations) to Dec. 31, 1996 and subaccounts CSG, CVL and CVC which are for the period Sept. 3, 1996 (commencement of operations) to Dec. 31, 1996, and the statements of changes in net assets for the year ended Dec. 31, 1996 and the period from Dec. 5, 1995 (commencement of operations) to Dec. 31, 1995, except for the CGR and CWG subaccounts which are for the period Jan. 29, 1996

PAGE 41
(commencement of operations) to Dec. 31, 1996 and subaccounts CSG, CVL and CVC which are for the period Sept. 3, 1996 (commencement of operations) to Dec. 31, 1996, and the financial statements of American Partners Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of Dec. 31, 1996 and 1995, and for the years ended Dec. 31, 1996 and 1995 and the period from Feb. 18, 1994 (commencement of operations) to Dec. 31, 1994, appearing in this SAI, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein.



RETIREMENT PLANNING

You may have to save more for retirement because social security and employee savings plans are estimated to cover only 40% of your retirement savings. The remaining 60% must come from personal investments, savings and other income.* One way to help save for retirement is by purchasing a variable annuity. Variable annuity sales have almost tripled in the last 4 years to over $52 billion dollars.**

Sources:

* Social Security Administration
**LIMRA 1994 Individual Annuity Market Report

PROSPECTUS


The prospectus dated May 1, 1997, is hereby incorporated in this Statement of Additional Information by reference.


APL Variable Annuity Account 1
-----------------------------------------------------------------------------------------------------------------------------------
Statements of Net Assets                                                                                              Dec. 31, 1996

                                                                          Segregated Asset Subaccounts
                                            ---------------------------------------------------------------------------------------
Assets                                           CCR          CSI         CMS           CMG          CIE          CAG        CII
-----------------------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
IDS Life Capital Resource Fund -
 9,208 shares at net asset value
 of  $23.68 per share   (cost $238,091)      $  218,033   $           $       -    $        -   $       -   $        -   $       -
 IDS Life Special Income Fund -
 5,758 shares at net asset value
 of  $11.90 per share   (cost $67,963)                -      68,497           -             -           -            -           -
 IDS Life Moneyshare Fund, Inc -
 522,630 shares at net asset value
 of  $1.00  per share   (cost $522,586)               -           -     522,588             -           -            -           -
 IDS Life Managed Fund, Inc -
 6,901 shares at net asset value
 of  $16.77 per share   (cost $113,886)               -           -           -       115,752           -            -           -
 IDS Life International Equity Fund -
 6,161 shares at net asset value
 of  $13.77 per share   (cost $83,541)                -           -           -             -      84,850            -           -
 IDS Life Aggressive Growth Fund -
 19,695 shares at net asset value
 of  $15.66 per share   (cost $320,490)               -           -           -             -           -      308,433           -
 INVESCO VIF - Industrial Income Portfolio -
 11,631 shares at net asset value
 of  $14.39 per share   (cost $169,290)               -           -           -             -           -            -     167,371
 American Century VP Capital Appreciation -
 14,799 shares at net asset value
 of  $10.24 per share   (cost $158,207)               -           -           -             -           -            -           -
 Janus Aspen Series Worldwide Growth  Portfolio -
 19,149 shares at net asset value
 of  $19.44 per share   (cost $359,219)               -           -           -             -           -            -           -
 American Century VP Value -
 1,822 shares at net asset value
 of  $5.58 per share   (cost $10,084)                 -           -           -             -           -            -           -
 Janus Aspen Series Growth Portfolio -
 3,091 shares at net asset value
 of  $15.51 per share   (cost $48,094)                -           -           -             -           -            -           -
 Warburg Pincus Trust--Post-Venture Capital
 Portfolio - 4,228 shares at net asset value
 of  $9.76 per share   (cost $41,131)                 -           -           -             -           -            -           -
-----------------------------------------------------------------------------------------------------------------------------------
                                                218,033      68,497     522,588       115,752      84,850      308,433     167,371
-----------------------------------------------------------------------------------------------------------------------------------
Dividends receivable                                  -         339       1,976             -           -            -           -
Accounts receivable from American Partners
Life for contract purchase payments               2,113           -           -            30       1,790        3,144           -
Receivable from mutual funds for
share redemptions                                     -           -      13,425             -           -            -           -
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                    220,146      68,836     537,989       115,782      86,640      311,577     167,371
-----------------------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Payable to American Partners Life for:
Mortality and expense risk fee                     178          48          403           95          72          236          109
Contract terminations                                -           -       13,425            -           -            -            -
Payable to mutual funds for investments
   purchased                                     2,113         292        1,573           30       1,790        3,144            -
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                2,291         340       15,401          125       1,862        3,380          109
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
   accumulation period                         217,855      68,474      522,588      115,657      84,778      308,197      167,262
Net assets applicable to contracts in
   payment period                                    -          22            -            -           -            -            -
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                             $ 217,855    $ 68,496    $ 522,588    $ 115,657    $ 84,778    $ 308,197    $ 167,262
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                 197,010      63,034      501,037       97,509      75,121      269,153      130,956
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit           $ 1.11      $ 1.09       $ 1.04       $ 1.19      $ 1.13       $ 1.15       $ 1.28
-----------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

APL Variable Annuity Account 1
-----------------------------------------------------------------------------------------------------------------------
Statements of Net Assets - continued                                                                      Dec. 31, 1996

                                                                     Segregated Asset Subaccounts              Combined
                                                 -----------------------------------------------------------   Variable
Assets                                           CGR          CWG         CVL           CSG          CVC        Account
-----------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
IDS Life Capital Resource Fund -
 9,208 shares at net asset value
 of  $23.68 per share   (cost $238,091)      $       -    $       -    $      -    $      -    $      -     $  218,033
 IDS Life Special Income Fund -
 5,758 shares at net asset value
 of  $11.90 per share   (cost $67,963)               -            -           -           -           -         68,497
 IDS Life Moneyshare Fund, Inc -
 522,630 shares at net asset value
 of  $1.00  per share   (cost $522,586)              -            -           -           -           -        522,588
 IDS Life Managed Fund, Inc -
 6,901 shares at net asset value
 of  $16.77 per share   (cost $113,886)              -            -           -           -           -        115,752
 IDS Life International Equity Fund -
 6,161 shares at net asset value
 of  $13.77 per share   (cost $83,541)               -            -           -           -           -         84,850
 IDS Life Aggressive Growth Fund -
 19,695 shares at net asset value
 of  $15.66 per share   (cost $320,490)              -            -           -           -           -        308,433
 INVESCO VIF - Industrial Income Portfolio -
 11,631 shares at net asset value
 of  $14.39 per share   (cost $169,290)              -            -           -           -           -        167,371
 American Century VP Capital Appreciation -
 14,799 shares at net asset value
 of  $10.24 per share   (cost $158,207)        151,530            -           -           -           -        151,530
 Janus Aspen Series Worldwide Growth  Portfolio -
 19,149 shares at net asset value
 of  $19.44 per share   (cost $359,219)              -      372,257           -           -           -        372,257
 American Century VP Value -
 1,822 shares at net asset value
 of  $5.58 per share   (cost $10,084)                -            -      10,169           -           -         10,169
 Janus Aspen Series Growth Portfolio -
 3,091 shares at net asset value
 of  $15.51 per share   (cost $48,094)               -            -           -      47,935           -         47,935
 Warburg Pincus Trust--Post-Venture Capital
 Portfolio - 4,228 shares at net asset value
 of  $9.76 per share   (cost $41,131)                -            -           -           -      41,263         41,263

-----------------------------------------------------------------------------------------------------------------------
                                               151,530      372,257      10,169      47,935      41,263      2,108,678
-----------------------------------------------------------------------------------------------------------------------
Dividends receivable                                 -            -           -           -           -          2,315
Accounts receivable from American Partners
Life for contract purchase payments                 10        5,510       2,083       6,249           -         20,929
Receivable from mutual funds for
share redemptions                                    -            -           -           -           -         13,425
-----------------------------------------------------------------------------------------------------------------------
Total assets                                   151,540      377,767      12,252      54,184      41,263      2,145,347
-----------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------
Payable to American Partners Life for:
Mortality and expense risk fee                     133          239          2           13          10          1,538
Contract terminations                                -            -          -            -           -         13,425
Payable to mutual funds for investments
   purchased                                        10        5,510      2,083        6,249           -         22,794
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                  143        5,749      2,085        6,262          10         37,757
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
   accumulation period                         151,397      372,018      10,167      47,922      41,253      2,107,568
Net assets applicable to contracts in
   payment period                                    -            -           -           -           -             22
-----------------------------------------------------------------------------------------------------------------------
Total net assets                             $ 151,397    $ 372,018    $ 10,167    $ 47,922    $ 41,253    $ 2,107,590
-----------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                 156,491      294,951       9,088      44,785      42,296
-----------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit           $ 0.97       $ 1.26      $ 1.12      $ 1.07      $ 0.98
-----------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


APL Variable Annuity Account 1
-----------------------------------------------------------------------------------------------------------------------------
Statements of Operations                                                                             Year ended Dec. 31, 1996

                                                                            Segregated Asset Subaccounts
                                             --------------------------------------------------------------------------------
                                                    CCR        CSI          CMS        CMG        CIE        CAG        CII
-----------------------------------------------------------------------------------------------------------------------------
Investment Income:
Dividend income from mutual funds                $ 30,210    $ 2,371     $ 4,686     $7,567     $1,740    $ 26,554    $11,406
-----------------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk fee                        849        303         958        558        330       1,179        479
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                     29,361      2,068       3,728      7,009      1,410      25,375     10,927
-----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments - net
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments
in mutual funds:
Proceeds from sales                                44,409     12,660   1,262,024     13,446     11,804      34,265     23,699
Cost of investments sold                           43,864     12,507   1,262,022     12,965     11,542      33,611     22,822
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments               545        153           2        481        262         654        877
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
or depreciation of investments                    (20,058)       534           -      1,866      1,309     (12,057)    (1,919)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (19,513)       687           2      2,347      1,571     (11,403)    (1,042)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from operations           $ 9,848     $2,755     $ 3,730    $ 9,356    $ 2,981    $ 13,972    $ 9,885
-----------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


APL Variable Annuity Account 1
----------------------------------------------------------------------------------------------------------------------
Statement of Operations - continued                                                           Year ended Dec. 31, 1996

                                                                      Segregated Asset Subaccounts            Combined
                                                  --------------------------------------------------------    Variable
Operations                                         CGR**       CWG**      CVL***       CSG***      CVC***      Account
----------------------------------------------------------------------------------------------------------------------
Investment Income:
Dividend income from mutual funds                 $1,552      $2,123     $   -         $246       $    -      $ 88,455
----------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk fee                       525         740         2           14           10         5,947
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                     1,027       1,383        (2)         232          (10)       82,508
----------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments - net
----------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales
 of investments in mutual funds:
Proceeds from sales                               17,980      32,125         -        1,477        2,240     1,456,129
Cost of investments sold                          18,050      31,267         -        1,488        2,284     1,452,422
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments              (70)        858         -          (11)         (44)        3,707
----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
or depreciation of investments                    (6,677)     13,038        85         (159)         132       (23,906)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (6,747)     13,896        85         (170)          88       (20,199)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from operations         $ (5,720)   $ 15,279     $  83        $  62          $78      $ 62,309
----------------------------------------------------------------------------------------------------------------------
**For the period Jan. 29, 1996 (commencement of operations) to Dec. 31, 1996.
***For the period Sept. 3, 1996 (commencement of operations) to Dec. 31, 1996.
See accompanying notes to financial statements.

APL Variable Annuity Account 1
-----------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets                                                                        Year ended Dec. 31, 1996

                                                                          Segregated Asset Subaccounts
                                               ------------------------------------------------------------------------------------
Operations                                          CCR         CSI            CMS         CMG          CIE         CAG        CII
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                   $  29,361   $  2,068    $     3,728   $   7,009    $  1,410  $  25,375  $   10,927
Net realized gain (loss) on investments                545        153              2         481         262        654         877
Net change in unrealized appreciation or
depreciation of investments                        (20,058)       534              -       1,866       1,309    (12,057)     (1,919)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from operations              9,848      2,755          3,730       9,356       2,981     13,972       9,885
-----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Variable annuity contract purchase payments         27,700     20,244      1,941,526      28,846       9,768     49,636      17,486
Net transfers*                                     192,677     54,290     (1,396,957)     86,980      75,853    267,594     150,785
Contract charges                                       (64)       (60)             -         (31)         (9)      (110)        (20)
Contract terminations:
Surrender benefits                                 (12,306)    (8,783)       (28,011)     (9,544)     (3,815)   (22,995)    (10,874)
-----------------------------------------------------------------------------------------------------------------------------------
Increase from contract transactions                208,007     65,691        516,558     106,251      81,797    294,125     157,377
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          -         50          2,300          50           -        100           -
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 217,855   $ 68,496    $   522,588   $ 115,657    $ 84,778  $ 308,197   $ 167,262
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                   -         49          2,292          49           -        101           -
Contract purchase payments                          25,628     19,611      1,881,097      25,807       8,817     45,054      14,826
Net transfers*                                     182,748     51,767     (1,355,419)     79,891      69,727    244,676     125,010
Contract charges                                       (58)       (55)             -         (26)         (8)       (98)        (15)
Contract terminations:
Surrender benefits                                 (11,308)    (8,338)       (26,933)     (8,212)     (3,415)   (20,580)     (8,865)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   197,010     63,034        501,037      97,509      75,121    269,153     130,956
-----------------------------------------------------------------------------------------------------------------------------------
*Includes transfer activity from (to) other Accounts and transfers (from) to American Partners Life for conversion from (to)
  Fixed Account.
See accompanying notes to financial statements.


APL Variable Annuity Account 1
--------------------------------------------------------------------------------------------------------------------------
Statement of Changes in Net Assets - continued                                                    Year ended Dec. 31, 1996

                                                                        Segregated Asset Subaccounts
                                                 --------------------------------------------------------------   Combined
Operations                                             CGR**       CWG**      CVL***       CSG***      CVC***     Variable
                                                                                                                   Account
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                     $   1,027   $   1,383     $     (2)   $   232     $   (10)   $   82,508
Net realized gain (loss) on investments                  (70)        858            -        (11)        (44)        3,707
Net change in unrealized appreciation or
depreciation of investments                           (6,677)     13,038           85       (159)        132       (23,906)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from operations               (5,720)     15,279           83         62          78        62,309
--------------------------------------------------------------------------------------------------------------------------
Contract Transactions
--------------------------------------------------------------------------------------------------------------------------
Variable annuity contract purchase payments           19,058      29,873            -      3,142         512     2,147,791
Net transfers*                                       139,174     334,988       10,084     44,718      40,663           849
Contract charges                                           -           -            -          -           -          (294)
Contract terminations:
Surrender benefits                                    (1,115)     (8,122)           -          -           -      (105,565)
--------------------------------------------------------------------------------------------------------------------------
Increase from contract transactions                  157,117     356,739       10,084     47,860      41,175     2,042,781
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            -           -            -          -           -         2,500
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 151,397   $ 372,018     $ 10,167   $ 47,922   $  41,253   $ 2,107,590
--------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year                     -           -            -          -           -
Contract purchase payments                            18,817      24,778            -      2,959         530
Net transfers*                                       138,767     276,866        9,088     41,826      41,766
Contract charges                                           -           -            -          -           -
Contract terminations:
Surrender benefits                                    (1,093)     (6,693)           -          -           -
------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     156,491     294,951        9,088     44,785      42,296
------------------------------------------------------------------------------------------------------------
*Includes transfer activity from (to) other Accounts and transfers (from) to American Partners Life for conversion from (to) Fixed Account.
**For the period Jan. 29, 1996 (commencement of operations) to Dec. 31, 1996.
***For the period Sept. 3, 1996 (commencement of operations) to Dec. 31, 1996.
See accompanying notes to financial statements.

APL Variable Annuity Account 1
------------------------------------------------------------------------------------------
Statements of Changes in Net Assets*                            Period ended Dec. 31, 1995

                                                                                  Combined
                                          Segregated Asset Subaccounts            Variable
Operations                      CAG          CSI          CMS           CMG        Account
------------------------------------------------------------------------------------------
Investment income -- net        $  --        $  --        $    6        $  --       $    6
Net change in unrealized
appreciation or
depreciation of
investments.............           --           --             2           --            2
------------------------------------------------------------------------------------------
Net increase
from operations.........           --           --             8           --            8
------------------------------------------------------------------------------------------

Contract Transactions                                                                    _
------------------------------------------------------------------------------------------
Variable annuity
contract purchase
payments................           --           --         2,492           --        2,492
Net transfers**..........         100           50          (200)          50           --
------------------------------------------------------------------------------------------
Increase from
contract transactions...          100           50         2,292           50        2,492
------------------------------------------------------------------------------------------
Net assets at beginning
of period...............           --           --            --           --           --
------------------------------------------------------------------------------------------
Net assets at end of
period..................         $100          $50        $2,300          $50       $2,500
------------------------------------------------------------------------------------------

Accumulation Unit Activity
------------------------------------------------------------------------------------------
Units outstanding at
beginning of period.....           --           --            --           --
Contract purchase
payments................           --           --         2,492           --
Net transfers**.........          101           49          (200)          49
-----------------------------------------------------------------------------
Units outstanding at end
of period...............          101           49         2,292           49
-----------------------------------------------------------------------------
* For the period Dec. 5, 1995 (commencement of operations) to Dec. 31, 1995.  The CCR, CIE and
  CII subaccounts had no activity in 1995.
**Includes transfer activity from (to) other subaccounts.
See accompanying notes to financial statements.

Notes to Financial Statements
----------------------------------------------------------------
1.  Organization

APL Variable Annuity Account 1 (Account) was established as a segregated asset account of American Partners Life Insurance Company (American Partners Life) under Arizona law and is registered as a unit investment trust under the Investment Company Act of 1940. APL Variable Annuity Account 1 was established on Feb. 9, 1995 and commenced operations on Dec. 5, 1995. American Partners is a wholly owned subsidiary of IDS Life Insurance Company (IDS Life).

The assets of the Account are held for the exclusive benefit of the Privileged Assets Select Annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by American Partners Life. Contract owners allocate their variable purchase payments to one or more of the twelve segregated asset subaccounts. Such funds are then invested in shares of six mutual funds organized by IDS Life as the investment vehicles for variable annuity contracts issued by IDS Life and its subsidiaries; or in shares of one mutual fund portfolio organized by INVESCO Funds Group, Inc.; or in shares of two mutual fund portfolios organized by American Century Investment Management Inc.; or in shares of two mutual fund portfolios organized by Janus Capital Corporation or in shares of one mutual fund portfolio organized by Warburg Pincus Counsellors, Inc.

Each Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. IDS Life Capital Resource Fund, IDS Life Special Income Fund and IDS Life Moneyshare Fund, Inc. commenced operations Oct. 13, 1981. IDS Life Managed Fund, Inc. commenced operations April 30, 1986. IDS Life Aggressive Growth Fund and IDS Life International Equity Fund commenced operations on Jan. 13, 1992. INVESCO Variable Investment Funds, Inc. (INVESCO - VIF) commenced operations Dec. 16, 1993. American Century VP Capital Appreciation commenced operations on Nov. 20, 1987. American Century VP Value commenced operations on May 1, 1996. Janus Aspen Series Worldwide Growth Portfolio and Janus Aspen Series Growth Portfolio commenced operations on Sept. 13, 1993. Warburg Pincus Trust -- Post-Venture Capital Portfolio commenced operations on Sept. 30, 1996. Funds allocated to the CCR Subaccount are invested in shares of IDS Life Capital Resource Fund; Subaccount CIE invests in the shares of IDS Life International Equity Fund; Subaccount CAG invests in the shares of IDS Life Aggressive Growth Fund; Subaccount CSI invests in the shares of IDS Life Special Income Fund; Subaccount CMS invests in the shares of IDS Life Moneyshare Fund, Inc.; Subaccount CMG invests in the shares of IDS Life Managed Fund, Inc.; Subaccount CII invests in shares of INVESCO VIF - Industrial Income Portfolio; Subaccount CWG invests in shares of Janus Aspen Series Worldwide Growth Portfolio; Subaccount CSG invests in shares of Janus Aspen Series Growth Portfolio; Subaccount CGR invests in shares of American Century VP Capital Appreciation; Subaccount CVL invests in shares of American Century VP Value and Subaccount CVC invests in shares of Warburg Pincus Trust -- Post-Venture Capital Portfolio.

IDS Life is the investment  manager and American Express  Financial  Corporation
(AEFC) is the investment advisor for each of the IDS Life Funds. IDS International, Inc., a wholly owned subsidiary of AEFC, is the sub-investment advisor for IDS Life International Equity Fund. INVESCO Funds Group, Inc. is the investment advisor for the INVESCO VIF - Industrial Income Portfolio. Janus Capital Corporation is the investment manager for Janus Aspen Series Worldwide Growth Portfolio and Janus Aspen Series Growth Portfolio. American Century Investment Management Inc. serves as the investment manager of American Century Variable Portfolios, Inc. Warburg Pincus Counsellors, Inc. is the investment advisor of Warburg Pincus Trust -- Post-Venture Capital Portfolio. American Partners Life serves as issuer for the Account.

-------------------------------------------------------------------
2.  Summary of Significant Accounting Policies

Investments in Mutual Funds
Investments in shares of the IDS Life Funds, The INVESCO VIF Portfolio, the Janus Aspen Series Portfolios, the American Century Portfolios, or the Warburg Pincus Portfolio are stated at market value, which is the net asset value per share as determined by the respective fund or portfolio. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds or Portfolios are reinvested, net of any expenses payable to American Partners Life, in additional shares of the Funds or Portfolios and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' or Portfolios' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Federal  Income  Taxes
American Partners Life is taxed as a life insurance company. The Account is treated as part of American Partners Life for federal income tax purposes. Under existing tax law, no income taxes are payable with respect to any income of the Account.

-------------------------------------------------------------------
3.  Mortality and Expense Risk Fee and Contract Charges

American Partners Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the annuitants and beneficiaries will not affect the Account. The mortality and expense risk fee paid to American Partners Life is computed daily and is equal, on an annual basis, to 1 percent of the average daily net assets of the subaccounts.

An annual charge of $30 is deducted from the contract value of each Privileged Assets Select Annuity contract. The annual charges are deducted at contract year end during the accumulation period, for administrative services provided to the Account by American Partners Life. The deduction will be allocated to the subaccounts on a pro-rata basis. If the total purchase payments (less partial surrenders) are at least $10,000 the charge will be waived. American Partners Life reserves the right to increase the charge in the future, however, in no event will the charge exceed $50 per year.

-------------------------------------------------------------------
4.  Investment Transactions

The subaccounts' purchases of Fund or Portfolio shares (net of charges), including reinvestment of dividend distributions, were as follows:

                                                                      Year ended Dec. 31,
        Subaccount        Investment                                   1996         1995*
        ---------------------------------------------------------------------------------
          CCR     IDS Life Capital Resource Fund....................$  281,955    $   --*
          CIE     IDS Life International Equity Fund................    95,083        --*
          CAG     IDS Life Aggressive Growth Fund...................   354,001       100*
          CSI     IDS Life Special Income Fund......................    80,420        50*
          CMS     IDS Life Moneyshare Fund, Inc..................... 1,782,310     2,599*
          CMG     IDS Life Managed Fund, Inc........................   126,801        50*
          CII     INVESCO VIF - Industrial Income Portfolio.........   192,113        --*
          CWG     Janus Aspen Series Worldwide Growth Portfolio.....   390,486**      --
          CSG     Janus Aspen Series Growth Portfolio...............    49,582***     --
          CGR     American Century VP Capital Appreciation..........   176,257**      --
          CVL     American Century VP Value.........................    10,084***     --
          CVC     Warburg-Pincus Trust-- Post-Venture
                    Capital Portfolio...............................    43,415***     --
        --------------------------------------------------------------------------------
                                                                    $3,582,507    $2,799
        --------------------------------------------------------------------------------
          *For the period Dec. 5, 1995 (commencement of operations) to Dec. 31, 1995.
           The CCR, CIE and CII subaccounts had no activity in this period.
         **For the period Jan. 29, 1996 (commencement of operations) to Dec. 31, 1996.
        ***For the period Sept. 3, 1996 (commencement of operations) to Dec. 31, 1996.


Annual Financial Information

Report of Independent Auditors

The Board of Directors
American Partners Life Insurance Company

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of APL Variable Annuity Account 1 (comprised of subaccounts CCR, CIE, CAG, CSI, CMS, CMG, CII, CWG, CSG, CGR, CVL and CVC) as of December 31, 1996, and the related statements of operations for the year then ended, except for subaccounts CGR and CWG which are for the period January 29, 1996 (commencement of operations) to December 31, 1996 and subaccounts CSG, CVL and CVC which are for the period September 3, 1996 (commencement of operations) to December 31, 1996, and statements of changes in net assets for the year ended December 31, 1996 and the period from December 5, 1995 (commencement of operations) to December 31, 1995, except for the CGR and CWG subaccounts which are for the period January 29, 1996 (commencement of operations) to December 31, 1996 and subaccounts CSG, CVL and CVC which are for the period September 3, 1996 (commencement of operations) to December 31, 1996. These financial statements are the responsibility of the management of American Partners Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 with the mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of APL Variable Annuity Account 1 at December 31, 1996, and the individual and combined results of their operations and changes in their net assets for the periods described above, in conformity with generally accepted accounting principles.



Ernst & Young LLP
Minneapolis, Minnesota
March 21, 1997

American Partners Life Financial Information

The financial statements shown below are those of the insurance company and not those of any other entity. They are included for the purpose of informing the investor as to the financial condition of the insurance company and its ability to carry out its obligations under its variable contracts.

                    AMERICAN PARTNERS LIFE INSURANCE COMPANY
                                 BALANCE SHEETS

                                                   Dec. 31,          Dec. 31,
ASSETS                                               1996              1995
------                                             ---------         -------
                                                            (thousands)
Investments:
Fixed maturities:
Held to maturity, at amortized cost (Fair value:
1996, $71,217; 1995, $78,867)                       $ 67,544          $ 72,281
Available for sale, at fair value (Amortized cost:
1996, $72,171; 1995, $33,527)                         73,152            35,637
                                                    --------          --------
                                                     140,696           107,918

Cash and cash equivalents                                315             9,007
Accrued investment income                              2,760             2,388
Deferred policy acquisition costs                     15,035             5,809
Due from broker                                        1,100                --
State licenses                                         1,000             1,462
Goodwill                                                 350               512
Other assets                                              --               389
Separate account assets                                2,145                 3
                                                   ---------      ------------

Total assets                                        $163,401          $127,488
                                                     =======          ========
LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
Future policy benefits for fixed annuities          $130,088          $106,985
Policy claims and other policyholders' funds             112               934
Deferred income taxes                                  3,392               713
Amount due to brokers                                  2,001                --
Other liabilities                                      1,524             1,208
Separate account liabilities                           2,145                 3
                                                      ------       -----------
Total liabilities                                    139,262           109,843

Stockholder's equity:
Capital stock, $100 par value per share;
30,000 shares authorized,
25,000 shares issued and outstanding                   2,500             2,500
Additional paid-in capital                            21,327            11,327
Net unrealized gain on investments                       599             1,371
(Accumulated deficit) retained earnings                 (287)            2,447
                                                      ------           -------
Total stockholder's equity                            24,139            17,645
                                                     -------            ------

Total liabilities and stockholder's equity          $163,401          $127,488
                                                     =======           =======

See accompanying notes.

                    AMERICAN PARTNERS LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME

                                                       Periods ended Dec. 31,
                                                   1996       1995       1994*
                                                 -------    -------    -------
                                                          (thousands)

Revenues:
Net investment income                            $ 9,445     $3,329        $321
Policyholder and contractholder charges              327          --         --
Net realized loss on investments                    (125)         --         --
                                                  ------    --------   --------

Total revenues                                     9,647       3,329        321


Benefits and expenses:
Interest credited on investment contracts          6,860       2,113         --
Amortization of deferred policy
acquisition costs                                    625         224         --
Amortization of state licenses and goodwill          623         623        519
Other operating expenses                           5,641         270         29
                                                --------      ------       ----

Total expenses                                    13,749       3,230        548
                                                --------      ------        ---


Income (loss) before income taxes                (4,102)          99       (227)

Income taxes                                     (1,380)          91        (33)
                                                --------      ------     -------


Net income (loss)                               $(2,722)     $     8      $(194)
                                                  ======        ====       ====

*For the period Feb. 18, 1994 to Dec. 31, 1994


See accompanying notes.

                    AMERICAN PARTNERS LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                      Periods ended Dec. 31,
                                                1996          1995         1994*
                                                           (thousands)
Cash flows from operating activities:
Net income (loss)                           $ (2,722)    $       8      $  (194)
Adjustments to reconcile net income to
net cash (used in) provided by operating
activities:
Change in accrued investment income             (372)       (2,244)         (53)
Change in deferred policy acquisition
costs, net                                    (9,285)       (5,809)          --
Amortization of license agreements
and goodwill                                     623           623          519
Change in policy claims and other
policyholders' funds                            (822)          934           --
Change in deferred income taxes                3,140          (512)        (155)
Change in other liabilities                      316         1,194           17
(Accretion of discount)
amortization of premium, net                     (16)            6           70
Net realized loss on investments                 125            --           --
Other, net                                       333          (393)          --
                                             -------         -----    ---------
Net cash (used in) provided by
operating activities                          (8,680)       (6,193)         204
                                             --------      -------      -------

Cash flows from investing activities:
Fixed maturities held to maturity:
Purchases                                       (250)      (72,361)          --
Maturities                                       657            53           --
Sales                                          2,690            --           --
Fixed maturities available for sale:
Purchases                                    (39,839)      (30,309)          --
Maturities                                     2,445            --        4,750
Sales                                            281            --          --
Change in due from broker                     (1,100)        2,200       (2,200)
Change in due to broker                        2,001            --           --
                                           ---------     ---------    ---------
Net cash (used in) provided by
investing activities                       $( 33,115)    $(100,417)   $   2,550
                                            ---------     --------     --------

*For the period Feb. 18, 1994 to Dec. 31, 1994

See accompanying notes.

                    AMERICAN PARTNERS LIFE INSURANCE COMPANY
                      STATEMENTS OF CASH FLOWS (continued)

                                                      Periods ended Dec. 31,
                                                1996         1995          1994*
                                                         (thousands)
Cash flows from financing activities:
Activity related to investment contracts:
Considerations received                    $  28,190    $ 108,354     $      --
Surrenders and other benefits                (11,947)      (3,482)           --
Interest credited to account balances          6,860        2,113            --
Capital contribution from parent              10,000        5,000            --
                                           ---------      -------      --------
Net cash provided by
financing activities                          33,103      111,985             -
                                           ---------     --------      --------

Net (decrease) increase in cash
and cash equivalents                          (8,692)       5,375         2,754
Cash and cash equivalents at
beginning of year                              9,007        3,632           878
                                          ----------    ---------        ------

Cash and cash equivalents at end of year   $     315    $   9,007     $   3,632
                                              ======        =====        ======

*For the period Feb. 18, 1994 to Dec. 31, 1994

See accompanying notes.

                    AMERICAN PARTNERS LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                  ($ thousands)

1.   Summary of significant accounting policies

     Nature of business

     American Partners Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Arizona and is licensed to transact insurance business in 46 states at Dec. 31, 1996. The Company was purchased by IDS Life Insurance Company (IDS Life) from Mutual of America Life Insurance Company on Feb. 18, 1994. IDS Life paid $11,193 for 100% of the issued and outstanding common shares of the Company. The transaction was accounted for as a purchase under generally accepted accounting principles and the excess of the purchase price over the market value of the net assets acquired has been recorded as goodwill on the financial statements of the Company.

     The Company's principal product is deferred annuities which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well.

     Basis of presentation

     The Company is a wholly owned subsidiary of IDS Life, which is a wholly owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by the Arizona Department of Insurance (see Note 4). Where the year 1994 is referenced it represents the period from Feb. 18, 1994 through Dec. 31, 1994.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments

     Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are carried as a separate component of stockholder's equity, net of deferred taxes.

     Realized investment gain or loss is determined on an identified cost basis.

     Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

     When evidence  indicates a decline,  which is other than temporary,  in the
     underlying  value  or  earning  power  of  individual   investments,   such
     investments are written down to the fair value by a charge to income.

     Statements of cash flows

     The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

     Supplementary information to the statements of cash flows for the years ended Dec. 31 is summarized as follows:

                                                1996        1995         1994
                                               -------     ------       -----
     Cash (received) paid during the year for:
       Income taxes                           ($3,335)       $144        $104
       Interest on borrowings                      22          --          --

     Recognition of profits on fixed annuity contracts

     Profits on deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

     Deferred policy acquisition costs

     The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized in relation to surrender charge revenue and a portion of the excess of investment income earned from investment of the contract considerations over the interest credited to contract owners.

     Liabilities for future policy benefits

     Liabilities for deferred annuities are accumulation values.

     Federal income taxes

     The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between American Express Financial Corporation and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of American Express Financial Corporation to reimburse subsidiaries for all tax benefits.

     Included in other liabilities at Dec. 31, 1996 and 1995 are $708 and ($476), respectively, receivable from/(payable to) IDS Life for federal income taxes.

     Separate account business

     The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

     The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and the beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period.

     Intangible Assets

     In connection with the purchase of the Company by IDS Life, $2,308 of the purchase price was allocated to state licenses and $808 was allocated to goodwill. These amounts are being amortized over five years using the straight-line method.

2.   Investments

     Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

     Net realized loss on investments was $125, $nil and $nil from sales of fixed maturities during the years ended Dec. 31, 1996, 1995 and 1994, respectively.

     Changes in net unrealized appreciation (depreciation) of investments for the years ended Dec. 31 are summarized as follows:

                                          1996             1995            1994
                                        --------         --------        ------
     Fixed maturities:
       Held to maturity                 $(2,913)          $6,586         $   --
       Available for sale                (1,129)           2,283           (173)

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at Dec. 31, 1996 are as follows:

                                                            Gross          Gross
                                           Amortized     Unrealized     Unrealized          Fair
     Held to maturity                          Cost         Gains         Losses           Value
     Corporate bonds and obligations         $67,544         $3,755        $ 82            $71,217

     Available for sale
     U.S. Government agency obligations     $  7,440          $  58       $  --           $  7,498
     Corporate bonds and obligations          52,434          1,454         315             53,573
     Mortgage-backed securities               12,297             11         227             12,081
                                            --------       --------        ----            -------
     Total fixed maturities                  $72,171         $1,523        $542            $73,152
                                             =======         ======        ====            =======

     The change in net unrealized loss on available for sale securities included as a separate component of stockholder's equity, net of deferred taxes, was $772 in 1996.

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at Dec. 31, 1995 are as follows:

                                                            Gross          Gross
                                            Amortized     Unrealized     Unrealized          Fair
     Held to maturity                           Cost         Gains          Losses           Value
     Corporate bonds and obligations          $72,281         $6,646        $ 60            $78,867

     Available for sale
     U.S. Government agency obligations      $  6,193         $  134        $ 48           $  6,279
     Corporate bonds and obligations           27,334          2,024          --             29,358
                                             --------         ------      ------           --------
     Total fixed maturities                   $33,527         $2,158        $ 48            $35,637
                                              =======         ======        ====            =======

     The change in net unrealized gain on available for sale securities included as a separate component of stockholder's equity, net of deferred taxes, was $1,483 in 1995.

     The amortized cost and fair value of investments in fixed maturities at Dec. 31, 1996 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    Amortized             Fair
     Held to maturity                                  Cost               Value

     Due in one year or less                       $     803            $    803
     Due from one to five years                       15,691              16,351
     Due from five to ten years                       45,096              47,951
     Due in more than ten years                        5,954               6,112
                                                    --------            --------
                                                     $67,544             $71,217
                                                     =======             =======

                                                   Amortized              Fair
     Available for sale                                Cost               Value

     Due in one year or less                        $  9,465            $  9,592
     Due from one to five years                       14,374              14,835
     Due from five to ten years                       33,036              33,693
     Due in more than ten years                        2,999               2,951
     Mortgage-backed securities                       12,297              12,081
                                                     -------             -------
                                                     $72,171             $73,152
                                                     =======             =======

     During the year ended Dec. 31, 1996, fixed maturities classified as held to maturity were sold with amortized cost of $2,743. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' creditworthiness.

     In addition, fixed maturities available for sale were sold during 1996 with proceeds of $281 and gross realized gains and losses of $nil and $71, respectively.

     During the year ended Dec. 31, 1995 and 1994 there were no sales of fixed maturities.

     At Dec. 31, 1996, bonds carried at $6,831 were on deposit with various states as required by law.

     Net investment income for the years ended Dec. 31 is summarized as follows:

                                         1996           1995            1994
                                         ------       --------        ------
     Interest on fixed maturities       $9,473         $3,077            $243
     Interest on cash equivalents          146            218              81
     Other                                   5             49              --
                                      --------         ------          ------
                                         9,624          3,344             324
            Less investment expenses       179             15               3
                                       -------       --------          ------
                                        $9,445         $3,329            $321
                                        ======         ======            ====


     Securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $14.7 million which are rated by American Express Financial Corporation internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on Dec. 31 is as follows:

     Rating                                  1996                 1995
     ------                                ----------           -------
     Aaa/AAA                              $ 18,722            $   6,193
     Aa/AA                                   4,607                2,787
     Aa/A                                    4,193                4,191
     A/A                                    29,485               27,392
     A/BBB                                   9,940                4,355
     Baa/BBB                                53,883               55,191
     Baa/BB                                  9,093                2,799
     Below investment grade                  9,792                2,900
                                        ----------           ----------
                                          $139,715             $105,808
                                          ========             ========

     At Dec. 31, 1996, 89 percent of the securities rated Aaa/AAA are GNMA, FNMA, and FHLMC mortgage-backed securities.

3.   Income taxes

     The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

     The income tax expense (benefit) consists of the following:

                                     1996               1995             1994
                                   -------             ------           -----
     Federal income taxes:
       Current                     $(4,520)             $603             $122
       Deferred                      3,140              (512)            (155)
                                   -------              ----             ----
     Income tax expense (benefit)  $(1,380)            $  91            $ (33)
                                   =======             =====            ======


     Increases (decreases) to the federal income tax provision applicable to pretax income based on the statutory rate are attributable to:

                                                       1996                   1995                  1994
                                                      -------              ---------            ---------
                                                 Provision   Rate      Provision   Rate     Provision    Rate
     Federal income taxes based
        on the statutory rate                   $(1,436)   (35.0)%        $35      35.0%      $(79)    (35.0)%
          Increases (decreases) are
            attributable to:
              Goodwill amortization                  56      1.4           56      56.7         46      20.8
                                              ---------    -----          ---      ----       ----      ----
     Federal income taxes                       $(1,380)   (33.6)%        $91      91.7%      $(33)    (14.2)%
                                                =======     ====          ===      ====       ====      ====

     Significant components of the Company's deferred tax assets and liabilities as of Dec. 31 are as follows:

     Deferred tax assets:                     1996          1995           1994
                                             ------        ------         -----
     Policy reserves                         $2,353        $2,445         $  --
     Investments                                --             --            60
     Other                                      --             --            19
                                             ------      --------            --
          Total deferred tax assets           2,353         2,445            80
                                              -----         -----            --

     Deferred tax liabilities:
     State licenses                             350           512           673
     Investments                                406           739            --
     Deferred policy acquisition costs        4,955         1,870            --
     Other                                       34            37            --
                                                 --          ----         -----
          Total deferred tax liabilities      5,745         3,158           673
                                             ------         -----          ----
          Net deferred tax liabilities       $3,392        $  713          $593
                                             ======        ======          ====

     The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no valuation allowance has been established.

4.   Stockholder's equity

     Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the Arizona Department of Insurance. Statutory unassigned (deficit) surplus aggregated ($6,696) and $2,546 as of Dec. 31, 1996 and 1995, respectively.

     Statutory net income and stockholder's equity as of Dec. 31, are summarized as follows:

                                                   1996                 1995
                                                  ------             -------
     Statutory net (loss) income                $ (7,990)          $     897
     Statutory stockholder's equity               15,351              14,589

     As discussed in Note 5, the Company entered into a reinsurance agreement with IDS Life during 1995. As a result of this transaction, a gain of $167 in 1995 was realized and reported as a direct credit to retained earnings.

5.   Related party transactions

     The Company entered a reinsurance agreement to assume single premium deferred annuity contracts from IDS Life. At Sept. 1, 1995, a $107,564 block of single premium deferred annuities was transferred from IDS Life to the Company. The accompanying balance sheet includes $101,787 and $106,193 for future policy benefits related to this agreement as of Dec. 31, 1996 and 1995, respectively.

     Charges by IDS Life for use of joint facilities and other services aggregated $5,166, $381 and $nil for 1996, 1995 and 1994, respectively. Certain of these costs are included in deferred policy acquisition costs.

6.   Lines of credit

     The Company has an available line of credit with American Express Financial Corporation (AEFC) of $250 at AEFC's cost of funds. There were no borrowings outstanding under this agreement at Dec. 31, 1996.

7.   Fair values of financial instruments

     The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs, are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                            1996                               1995
                                                           --------                           -----
                                                  Carrying        Fair                Carrying       Fair
     Financial Assets                               Value         Value                 Value        Value
     Investments:
     Fixed maturities (Note 2):
     Held to maturity                              $67,544       $71,217              $72,281      $78,867
     Available for sale                             73,152        73,152               35,637       35,637
     Cash and cash equivalents
       (Note 1)                                        315           315                9,007        9,007
     Separate account assets (Note 1)                2,145         2,145                    3            3

     Financial Liabilities
     Future policy benefits for
       fixed annuities                             130,088       123,399              106,985      100,064
     Separate account liabilities                    2,145         2,145                    3            3

     The fair value of future policy benefits for fixed annuities is based on the status of the annuities at Dec. 31, 1996. The fair value of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1996.

Report of Independent Auditors


The Board of Directors
American Partners Life Insurance Company


We have audited the accompanying balance sheets of American Partners Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 1996 and 1995, and the related statements of income and cash flows for the years ended December 31, 1996 and 1995 and the period from February 18, 1994 through December 31, 1994. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Partners Life Insurance Company at December 31, 1996 and 1995, and the results of its operations and its cash flows for the years ended December 31, 1996 and 1995 and the period from February 18, 1994 through December 31, 1994, in conformity with generally accepted accounting principles.



Ernst & Young LLP
February 7, 1997
Minneapolis, Minnesota

PAGE 42
PART C.

Item 24.       Financial Statements and Exhibits

(a)     Financial Statements included in Part B of this Registration
        Statement:

        APL Variable Annuity Account 1

        Statements of Net Assets for year ended Dec. 31, 1996 Statements of Operations for year ended Dec. 31, 1996 Statements of Changes in Net Assets for year ended Dec. 31 1996 and 1995.
        Notes to Financial Statements.
        Report of Independent Auditors dated March 21, 1997.

        American Partners Life Insurance Company:

        Balance Sheets as of Dec. 31, 1996 and 1995;
        Statements of Income for the periods ended Dec. 31, 1996, 1995 and 1994; and
        Statements of Cash Flows for the periods ended Dec. 31, 1996, 1995 and 1994.
        Notes to Financial Statements.
        Report of Independent Auditors dated February 7, 1997.

        Exhibit to Financial Statements included in Part C:

        Financial Statement Schedule I as required by Regulation S-X:

        Schedule I    -              Consolidated Summary of Investments Other
                                     than Investments in Related Parties

        All other schedules to the financial statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and, therefore have been omitted.

(b)     Exhibits:

1. Consent in Writing in Lieu of Meeting of Board of Directors establishing the APL Variable Annuity Account 1 dated February 9, 1995, filed electronically as Exhibit 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

2.      Not applicable.

3. Form of Variable Annuity Distribution Agreement, filed electronically as Exhibit 3 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

4.1 Form of Deferred Annuity Contract for nonqualified contract (form 32028), filed electronically as Exhibit 4.1 to Pre-
        Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

PAGE 43
4.2 Form of Deferred Annuity Contract for qualified contract (form 32034-IRA), filed electronically as Exhibit 4.2 to Pre-
        Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

5.1     Form of Application for American Partners Life Variable
        Annuity (form 32025), filed electronically as Exhibit 5.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

6.1 Articles of Amendment and Restatement of National Pension Life Insurance Company dated February 18, 1994, filed as Exhibit
        6.1 to Registration Statement No. 33-57731 is incorporated herein by reference.

6.2 Amended and Restated By-Laws of American Partners Life, filed as Exhibit 6.2 to Registration Statement No. 33-57731 is incorporated herein by reference.

7.      Not applicable.

8.1     Participation Agreement among INVESCO Variable Investment
        Funds, Inc., INVESCO Funds Group, Inc. and American Partners Life Insurance Company, dated Oct. 31, 1995, filed electronically as Exhibit 8.1 to Registration Statement No. 33-57731 is incorporated herein by reference.

8.2 Fund Participation Agreement, dated Dec. 19, 1995 by and among American Partners Life Insurance Company, TCI Portfolios, Inc. and Investors Research Corporation, filed electronically as
        Exhibit 8.2 to Registration Statement No. 33-57731 is incorporated herein by reference.

8.3 Amendment No. 1 to Fund Participation Agreement, dated April 18, 1996 by and among American Partners Life Insurance
        Company, TCI Portfolios, Inc. and Investors Research
        Corporation filed electronically herewith.

8.4 Fund Participation Agreement, dated Jan. 23, 1996 between JANUS ASPEN SERIES and American Partners Life Insurance Company, filed electronically as Exhibit 8.3 to Registration Statement No. 33-57731 is incorporated herein by reference.

8.5     Participation Agreement dated March 1, 1996 by and among
        American Partners Life Insurance Company and Warburg Pincus Trust and Warburg, Pincus Counsellors, Inc. and Counsellors Securities Inc., filed electronically herewith.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered was filed with Registrant's 24f-2 Notice.

10. Consent of Independent Auditors, filed electronically herewith.

11.     Financial Statement Schedule and Report of Independent
        Auditors, filed electronically herewith.

PAGE 44
12.     Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed as Exhibit 13 to Registration Statement No. 33-57731 is incorporated herein by reference.

14.     Financial Data Schedules, filed electronically herewith.

15.     Power of Attorney to sign Amendments to this Registration
        Statement dated March 12, 1997, filed electronically herewith.

Item 25.       Directors and Officers of the Depositor (American
               Partners Life Insurance Company)

                                                        Positions and
Name                     Principal Business Address     Offices with Depositor

Morris Goodwin Jr.       IDS Tower 10                   Vice President and Treasurer
                         Minneapolis, MN  55440

Lorraine R. Hart         IDS Tower 10                   Director and Vice President -
                         Minneapolis, MN  55440           Investments

Jay C. Hatlestad         IDS Tower 10                   Controller
                         Minneapolis, MN  55440

Richard W. Kling         IDS Tower 10                   Director and Chairman
                         Minneapolis, MN  55440          of the Board

Stuart A. Sedlacek       IDS Tower 10                   Director and President
                         Minneapolis, MN  55440

F. Dale Simmons          IDS Tower 10                   Vice President, General Counsel
                         Minneapolis, MN  55440           and Secretary

William A. Stoltzmann    IDS Tower 10                   Director, Vice President,
                         Minneapolis, MN  55440           General Counsel and Secretary

Melinda S. Urion         IDS Tower 10                   Director and Vice President
                         Minneapolis, MN  55440

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

               American Partners Life Insurance Company is a wholly owned subsidiary of IDS Life Insurance Company which is a wholly owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly owned subsidiary of American Express Company (American Express).

PAGE 45
               The following list includes the names of major subsidiaries of American Express.

                                                  Jurisdiction
Name of Subsidiary                                of Incorporation

I.   Travel Related Services

    American Express Travel Related
     Services Company, Inc.                          New York

II.  International Banking Services

    American Express Bank Ltd.                       Connecticut

III. Companies engaged in Financial Services

    Advisory Capital Strategies Group Inc.           Minnesota
    American Centurion Life Assurance Company        New York
    American Enterprise Investment Services Inc.     Minnesota
    American Enterprise Life Insurance Company       Indiana
    American Express Client Services Corporation     Minnesota
    American Express Financial Advisors Inc.         Delaware
    American Express Financial Corporation           Delaware
    American Express Insurance Agency of Arizona Inc.Arizona American Express Insurance Agency of Idaho Inc. Idaho
    American Express Insurance Agency of Nevada Inc. Nevada
    American Express Minnesota Foundation            Minnesota
    American Express Property Casualty Insurance
      Agency of Kentucky Inc.                        Kentucky
    American Express Property Casualty Insurance
      Agency of Mississippi Inc.                     Mississippi
    American Express Property Casualty Insurance
      Agency of Pennsylvania Inc.                    Pennsylvania
    American Express Service Corporation             Delaware
    American Express Tax and Business Services Inc.  Minnesota
    American Express Trust Company                   Minnesota
    American Partners Life Insurance Company         Arizona
    AMEX Assurance Company                           Illinois
    IDS Advisory Group Inc.                          Minnesota
    IDS Aircraft Services Corporation                Minnesota
    IDS Cable Corporation                            Minnesota
    IDS Cable II Corporation                         Minnesota
    IDS Capital Holdings Inc.                        Minnesota
    IDS Certificate Company                          Delaware
    IDS Deposit Corp.                                Utah
    IDS Fund Management Limited                      U.K.
    IDS Futures Corporation                          Minnesota
    IDS Insurance Agency of Alabama Inc.             Alabama
    IDS Insurance Agency of Arkansas Inc.            Arkansas
    IDS Insurance Agency of Massachusetts Inc.       Massachusetts
    IDS Insurance Agency of Mississippi Ltd.         Mississippi
    IDS Insurance Agency of New Mexico Inc.          New Mexico
    IDS Insurance Agency of North Carolina Inc.      North Carolina
    IDS Insurance Agency of Ohio Inc.                Ohio
    IDS Insurance Agency of Texas Inc.               Texas
    IDS Insurance Agency of Utah Inc.                Utah
    IDS Insurance Agency of Wyoming Inc.             Wyoming

PAGE 46
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

                                                  Jurisdiction
Name of Subsidiary                                of Incorporation

    IDS International, Inc.                          Delaware
    IDS Life Insurance Company                       Minnesota
    IDS Life Insurance Company of New York           New York
    IDS Management Corporation                       Minnesota
    IDS Partnership Services Corporation             Minnesota
    IDS Plan Services of California, Inc.            Minnesota
    IDS Property Casualty Insurance Company          Wisconsin
    IDS Real Estate Services, Inc.                   Delaware
    IDS Realty Corporation                           Minnesota
    IDS Sales Support Inc.                           Minnesota
    IDS Securities Corporation                       Delaware
    Investors Syndicate Development Corp.            Nevada

Item 27.       Number of Contractowners

               As of January 31, 1997, there were 21 contract owners of qualified Privileged Assets select Annuity contracts. There were 211 owners of non-qualified contracts.

Item 28.       Indemnification

               The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

PAGE 47
Item 29.     Principal Underwriters.

(a) American Express Service Corporation acts as principal underwriter for the following investment companies:

         Strategist Income Fund, Inc.; Strategist Growth Fund, Inc.; Strategist Growth and Income Fund, Inc.; Strategist World Fund, Inc.; Strategist Tax-Free Income Fund, Inc., APL Variable Annuity Account 1, ACL Variable Annuity Account 1 and IDS Certificate Company.

(b) As to each director, officer or partner of the principal underwriter:

                                                      Positions and
Name and Principal           Position and Offices     Offices with
Business Address             with Underwriter         Registrant
----------------------------------------------------------------
Norma J. Arnold              Vice President-          None
American Express Company     FSD Marketing
American Express Tower
World Financial Center
200 Vesey Street
New York, NY  10285-0001

Robert E. Bruers             Vice President and       None
IDS Tower 10                 Chief Financial
Minneapolis, MN  55440       Officer

Colleen Curran               Vice President and       None
IDS Tower 10                 Chief Legal Counsel
Minneapolis, MN  55440

George L. Farr               Director                 None
American Express Company
American Express Tower
World Financial Center
200 Vesey Street
New York, NY  10285-0001

William J. Heron Jr.        Director and President    Board member
American Express Company                              and Vice President
American Express Tower
World Financial Center
200 Vesey Street
New York, NY  10285-0001

Kevin P. Howe               Vice President and        None
IDS Tower 10                Chief Compliance
Minneapolis, MN 55440       Officer

David R. Hubers             Executive Vice            None
IDS Tower 10                President
Minneapolis, MN 55440

PAGE 48
Item 29(b). As to each director, officer or partner of the principal underwriter (American Express Service Corporation):
(cont'd)
                                                      Positions and
Name and Principal           Position and Offices     Offices with
Business Address             with Underwriter         Registrant
Richard W. Kling             Vice President           None
IDS Tower 10
Minneapolis, MN 55440

Timothy S. Meehan            Secretary                None
IDS Tower 10
Minneapolis, MN 55440

James A. Mitchell            Senior Vice President    Board member
IDS Tower 10                                          and President
Minneapolis, MN 55440

Karen L. Stone               Vice President           None
American Express Company
American Express Tower
World Financial Center
200 Vesey Street
New York, NY  10285-0001

(c)  Name of              Net Underwriting
     Principal            Discounts and     Compensation on  Brokerage    Other
     Underwriter          Commissions       Redemption       Commissions  Compensation

     American Express
     Service Corporation       None              None           None         None

Item 30.  Location of Accounts and Records

          American Partners Life Insurance Company
          80 South Eighth Street
          Minneapolis, MN

Item 31.  Management Services

          Not Applicable

Item 32.  Undertakings

(a)(b)&(c) These undertakings were filed with the Registrant's Pre-Effective Amendment No. 1, File No. 33-57731.

(d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

PAGE 49
                                            SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Partners Life Insurance Company, on behalf of the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 24th day of April, 1997.


                      APL VARIABLE ANNUITY ACCOUNT 1
                               (Registrant)

                      By American Partners Life Insurance Company
                               (Sponsor)

                      By /s/ Stuart A. Sedlacek*
                             Stuart A. Sedlacek
                             President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 24th day of April, 1997.

Signature                               Title

/s/ Lorraine R. Hart*                   Director and Vice
    Lorraine R. Hart                    President-Investments

/s/ Jay C. Hatlestad*                   Controller
    Jay C. Hatlestad

/s/ Richard W. Kling*                   Director and Chairman of
    Richard W. Kling                    the Board

/s/ Stuart A. Sedlacek                  Director and President
    Stuart A. Sedlacek

/s/ William A. Stoltzmann*              Director, Vice President,
    William A. Stoltzmann               General Counsel and
                                        Secretary

/s/ Melinda S. Urion*                   Director and Vice President
    Melinda S. Urion


*Signed pursuant to Power of Attorney, filed electronically herewith.



------------------------------
Sherilyn K. Beck

PAGE 50
CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 3
TO REGISTRATION STATEMENT NO. 33-57731

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Cross-reference sheet.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

     Financial Statements.

Part C.

     Other Information.

     The signatures.

Exhibits.